                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus

February 28, 2003
As Revised April 30, 2003

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO



  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.

                                                                            Page
--------------------------------------------------------------------------------

Investments, Risk and Performance..........................................    2

More on the Fund's Investments and Related Risks...........................    5

Management.................................................................    8

Share Transactions.........................................................    9

Share Price................................................................    9

Dividends, Distributions and Taxes.........................................   10

Financial Highlights.......................................................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney Aggressive Growth Portfolio


 Investment objective

 Long-term capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the fund acquires their stocks.

                               When evaluating an individual stock, the manager considers whether the company may benefit from:

                               . New technologies, products or services
                               . New cost reduction measures
                               . Changes in management, or
                               . Favorable changes in government regulations




Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

..Stock prices decline generally.
..Small or medium capitalization companies fall out of favor with investors. ..The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect.
..A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock.
..Adverse governmental action or political, economic or market instability occurs in a foreign country.

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

..Have more volatile share prices
..Have more limited product lines
..Have fewer capital resources
..Have more limited management depth
..Experience sharper swings in market prices
..Be harder to sell at times and prices the manager believes appropriate ..Offer greater potential for gains and losses

--------------------------------------------------------------------------------




                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Russell 2500 Growth Index and the Russell 3000 Growth Index. The Russell 2500 Growth Index measures the performance of those of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index companies are the 3,000 largest U.S. companies based on total market capitalization. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.
Effective July 25, 2002, the Portfolio changed its benchmark from the Russell 2500 Growth Index to the Russell 3000 Growth Index. Management views the Russell 3000 Growth Index as a more appropriate index, reflecting the current composition of the Fund's portfolio of securities. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.
Quarterly returns: Highest: 18.02% in 2nd quarter 2001; Lowest: -26.38% in 2nd quarter 2002
Risk return bar chart

                                    [CHART]

% Total Return

 2000     2001       2002
------   -------   --------
15.72%   (4.07)%   (32.64)%


Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                                   Inception Date 1 year  Since inception
        Fund                          11/1/99     -32.64%     - 3.12%
        Russell 2500 Growth Index                 -29.09%     -10.45%*
        Russell 3000 Growth Index                 -28.03%     -18.35%*

* Index comparison begins on 11/1/99.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Russell 2500 Growth Index and the Russell 3000 Growth Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                Management fees                             0.80%
                Distribution and service (12b-1) fees       None
                Other expenses                              0.03%
                Total annual fund operating expenses/(1)/   0.83%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

(1) As a result of voluntary expense limitation the expense ratio will not exceed 1.00%
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $85      $265      $460      $1,025

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective and
its principal investment strategies
and risks. This section provides
some additional information about
the fund's investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                      counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
------------------------------------------------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-related securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
------------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

---------------------------------------------------------------------------------------------------------

                    Credit quality

                    If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                    Investment grade securities

                    Securities are investment grade if:

                    . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                    . They have received a comparable short-term or other rating.
                    . They are unrated securities that the manager believes are of comparable quality to investment grade securities.
---------------------------------------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities.

                    Investments in securities of foreign entities and securities quoted or denomi-
                    nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's as-
                    sets.

                    Economic and Monetary Union (EMU) and the introduction of a single Euro-
                    pean currency (the Euro), which began on January 1, 1999, may increase un-
                    certainties relating to investment in European markets. Among other things,
                    EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                    ciated with EMU. Monetary and economic union on this scale has not been at-
                    tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
---------------------------------------------------------------------------------------------------------

Securities lending  The fund may engage in securities lending to increase its net investment in-
                    come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
---------------------------------------------------------------------------------------------------------

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
---------------------------------------------------------------------------------------------------------



Travelers Series Fund

--------------------------------------------------------------------------------------------------

Portfolio turnover The fund may engage in active and frequent trading to achieve its principal in-
                   vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
--------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Smith Barney Fund Management LLC (SBFM) is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

Fees SBFM receives from the Fund for its services are as follows:

--------------------------------------------------------------------------------------------
                                         Actual management fee
                                         paid for the fiscal year  Contractual
                                         ended October 31, 2002    management fee paid
                                         (as a percentage          (as a percentage
                                         of the fund's             of the fund's
Fund                                     average daily net assets) average daily net assets)
--------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio           0.80%                     0.80%
--------------------------------------------------------------------------------------------

The Portfolio Manager
The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund               Portfolio Manager                 Business Experience

 Smith Barney       Richard Freeman (since inception) Investment Officer, SBFM; Managing
 Aggressive Growth  SBFM                              Director of Salomon Smith Barney.
 Portfolio          399 Park Avenue
                    New York, New York 10022
----------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.




Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.




                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund since inception. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout the year ended October 31.

                                             Smith Barney Aggressive Growth

                                               2002       2001    2000(1)(2)
   -------------------------------------------------------------------------
   Net asset value, beginning of year         $12.32     $15.03      $10.00
   -------------------------------------------------------------------------
   Income (loss) from operations:
    Net investment loss                        (0.05)     (0.05)      (0.03)
    Net realized and unrealized gain (loss)    (3.18)     (2.66)       5.07
   -------------------------------------------------------------------------
   Total income (loss) from operations         (3.23)     (2.71)       5.04
   -------------------------------------------------------------------------
   Less distributions from:
    Capital                                       --         --       (0.01)
   -------------------------------------------------------------------------
   Total distributions                            --         --       (0.01)
   -------------------------------------------------------------------------
   Net asset value, end of year                $9.09     $12.32      $15.03
   -------------------------------------------------------------------------
   Total return                               (26.22)%   (18.03)%     50.41%
   -------------------------------------------------------------------------
   Net assets, end of year (000s)           $415,215   $366,294    $164,553
   -------------------------------------------------------------------------
   Ratios to average net assets:
    Expenses (3)                                0.83%      0.84%       0.99%
    Net investment loss                        (0.50)     (0.40)      (0.21)
   -------------------------------------------------------------------------
   Portfolio turnover rate                         9%         3%          0%
   -------------------------------------------------------------------------

(1) For the period from November 1, 1999 (commencement of operations) to October 31, 2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) As a result of a voluntary expense limitation, the expense ratio will not exceed 1.00%.




                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                   Smith Barney Aggressive Growth Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]




Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



AIM CAPITAL APPRECIATION PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                                           Page
-------------------------------------------------------------------------------

Investments, Risk and Performance.........................................    2

More on the Fund's Investments and Related Risks..........................    5

Management................................................................    8

Share Transactions........................................................    9

Share Price...............................................................    9

Dividends, Distributions and Taxes........................................   10

Financial Highlights......................................................   11
--------------------------------------------------------------------------------

Investments, Risks and Performance

AIM Capital Appreciation Portfolio


 Investment objective

 Capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of companies the subadviser believes are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The subadviser emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The subadviser seeks to identify companies having a consistent record of long-term above average growth in earnings as well as companies that are only beginning to experience significant and sustainable earnings growth. The subadviser will invest without regard to market capitalization.

                               In selecting individual companies for
                               investment, the subadviser looks for the following:

                               . New or innovative products, services or
                                 processes that should enhance future earnings
                               . Increasing market share
                               . Experienced and effective management
                               . Competitive advantages

                               The subadviser then considers whether to sell a particular security when it no longer meets these criteria.

                               In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.




Travelers Series Fund

Principal risks of investing in the fund

While investing in smaller growth securities can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. The U.S. stock market declines.
.. An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
.. The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The fund may invest in relatively new or unseasoned companies that are in their early stages of development. Smaller, unseasoned companies present greater risks than securities of larger, more established companies because:

.. They may be dependent on a small number of products or services for their revenues
.. They may lack substantial capital reserves to make needed capital investments or absorb losses
.. They may have less experienced management
.. Their securities may be less widely traded, less liquid and more volatile
.. Recession or adverse economic trends are more likely to sharply and negatively affect their earnings and financial condition

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Lipper Midcap Fund Index, a broad-based index of midcap stocks, and the Lipper Multi-Cap Growth Fund Index, an average of the performance of the 86 largest multi-cap growth mutual funds tracked by Lipper Inc., an independent mutual-fund performance monitor, and the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks. Figures for the Indices include reinvestment of dividends. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.
It is the opinion of the management that the Lipper Multi-Cap Growth Fund Index more accurately reflects the current composition of the AIM Capital Appreciation Portfolio than Lipper Midcap Fund Index. In future reporting, the Lipper Multi-Cap Fund Index Growth will be used as the basis of comparison of total return performance rather than the Lipper Midcap Fund Index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses. Quarterly returns: Highest: 35.92% in 4th quarter 1999; Lowest: -23.04% in 3rd quarter 2001
Risk return bar chart

                                    [CHART]

% Total Return

 1996    1997    1998    1999     2000      2001       2002
------  ------  ------  ------  --------  --------   --------
15.01%  12.15%  17.21%  42.96%  (10.40)%  (23.76)%   (23.87)%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                                     Inception Date 1 year  Five years Since inception
 Fund                                   10/10/95    -23.87%   -2.72%        1.07%
 S&P 500 Index                                      -22.09%   -0.58%        7.68%*
 Lipper MidCap Fund Index                           -25.05%   -0.66%        4.57%*
 Lipper Multi-Cap Growth Fund Index                 -29.82%   -3.34%        3.27%*

* Index comparison begins on 10/10/95.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Lipper MidCap Fund Index, the Lipper Multi-Cap Growth Fund Index and the S&P 500 Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)
                  Management fees                         0.80%
                  Distribution and service (12b-1) fees   None
                  Other expenses                          0.05%
                  Total annual fund operating expenses    0.85%
Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $87      $271      $471      $1,049

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

-------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective and
its principal investment strategies
and risks. This section provides
some additional information about
the funds' investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
-------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment
                                      policies, the fund may invest in all
                                      types of equity securities. Equity
                                      securities include exchange-traded and
                                      over-the-counter (OTC) common and
                                      preferred stocks, warrants, rights,
                                      investment grade convertible securities,
                                      depositary receipts and shares, trust
                                      certificates, limited partnership
                                      interests, shares of other investment
                                      companies, real estate investment trusts
                                      and equity participations.
-------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment
                                      policies, the fund may, to a limited
                                      extent, invest in fixed income
                                      securities. Fixed income investments
                                      include bonds, notes (including
                                      structured notes), mortgage-related
                                      securities, asset-backed secu-rities,
                                      convertible securities, Eurodollar and
                                      Yankee dollar instruments, pre-ferred
                                      stocks and money market instruments.
                                      Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enter-prises; state and municipal governments; supranational organizations; and for-eign governments and their political subdivisions.

                                      Fixed income securities may have all
                                      types of interest rate payment and reset
                                      terms, including fixed rate, adjustable
                                      rate, zero coupon, contingent, deferred,
                                      payment in kind and auction rate
                                      features.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

-------------------------------------------------------------------------------

                    Credit quality

                    If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                    Investment grade securities

                    Securities are investment grade if:

                    . They are rated, respectively, in one of the top four
                      long-term rating categories of a nationally recognized statistical rating organization.
                    . They have received a comparable short-term or other
                      rating.
                    . They are unrated securities that the manager believes
                      are of comparable quality to investment grade securities.
-------------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities.

                    Investments in securities of foreign entities and securities quoted or denomi-nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                    Economic and Monetary Union (EMU) and the introduction of
                    a single Euro-pean currency (the Euro), which began on January 1, 1999, may increase un-certainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-ciated with EMU. Monetary and economic union on this scale has not been at-tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-------------------------------------------------------------------------------



Travelers Series Fund

-------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts,
techniques              such as futures and op-tions on securities, securities
                        indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse
                          changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-fore, using derivatives can disproportionately increase losses and reduce oppor-tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-rivatives can also make a fund less liquid and harder to value, especially in de-clining markets.
-------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase
                        its net investment in-come. The fund will only lend
                        securities if the loans are callable by the fund at
                        any time and the loans are continuously secured by
                        cash or liquid securities equal to no less than the
                        market value, determined daily, of the securities
                        loaned. The risks in lending securities consist of
                        possible delay in receiving additional collateral,
                        delay in recovery of securities when the loan is
                        called or possible loss of collateral should the
                        borrower fail financially.
-------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment
                        strategies in response to adverse market, economic or
                        political conditions by taking temporary defensive
                        positions in all types of money market and short-term
                        debt securities. If the fund takes a temporary
                        defensive position, it may be unable to achieve its
                        investment goal.
-------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to
                        achieve its principal in-vestment strategies. Frequent
                        trading also increases transaction costs, which could
                        detract from the fund's performance.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is the fund's manager. TIA has engaged a subadviser to select investments for the Fund.

Travelers Investment Adviser Inc.

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 125 Broad Street, New York, New York 10004. TIA, an affiliate of SBFM, acts as investment manager to investment companies having aggregate assets of approximately $2.2 billion as of December 31, 2002.

Fees TIA receives for its services are as follows:

--------------------------------------------------------------------------------------
                                   Actual management fee
                                   paid for the fiscal year  Contractual management
                                   ended October 31, 2002    fee paid
                                   (as a percentage          (as a percentage
                                   of the fund's             of the fund's
Fund                               average daily net assets) average daily net assets)
--------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio           0.80%                     0.80%
--------------------------------------------------------------------------------------

The Portfolio Manager
The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                      Portfolio Manager                      Business Experience

 AIM Capital Appreciation  Kenneth A. Zschappel (since inception) Assistant Vice President and Senior
 Portfolio                 A I M Capital Management, Inc.         Portfolio Manager, AIM Capital.
                           11 Greenway Plaza,
                           Suite 100
                           Houston, TX 77046

                           Robert J. Lloyd (since May 1, 2003)    Portfolio Manager, AIM Capital;
                           A I M Capital Management               trader for American Electric Power
                                                                  from 1995 to 2001.

                           Christian A. Costanzo                  Portfolio Manager, AIM Capital.
                           (since May 1, 2003)
                           A I M Capital Management
-----------------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

A I M Capital Management, Inc. AIM Capital is a wholly owned subsidiary of A I M Advisors, Inc., a registered investment adviser. AIM Capital and A I M Advisors, Inc. manage approximately $124 billion in assets as of December 31, 2002.



Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                   AIM Capital Appreciation

                                         2002      2001      2000    1999    1998
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  9.11   $ 21.73   $16.30  $12.31  $12.68
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                       (0.03)    (0.02)   (0.07)  (0.03)  (0.01)
 Net realized and unrealized gain (loss)   (1.04)    (8.72)    6.03    4.02   (0.34)
-------------------------------------------------------------------------------------
Total income (loss) from operations        (1.07)    (8.74)    5.96    3.99   (0.35)
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                        --        --       --      --   (0.02)
 Net realized gains                           --     (3.88)   (0.53)     --      --
-------------------------------------------------------------------------------------
Total distributions                           --     (3.88)   (0.53)     --   (0.02)
-------------------------------------------------------------------------------------
Net asset value, end of year               $8.04     $9.11   $21.73  $16.30  $12.31
-------------------------------------------------------------------------------------
Total return                              (11.75)%  (43.36)%  36.53%  32.41%  (2.79)%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)          $172      $224     $435    $300    $226
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.85%     0.83%    0.83%   0.84%   0.85%
 Net investment income (loss)              (0.28)    (0.20)   (0.35)  (0.18)  (0.06)
-------------------------------------------------------------------------------------
Portfolio turnover rate                       65%       77%      91%     76%     75%
-------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the funds may not lawfully sell its shares.

                      AIM Capital Appreciation Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus

February 28, 2003
As Revised April 30, 2003

ALLIANCE GROWTH PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.

                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............    2

             More on the Fund's Investments and Related Risks    5

             Management......................................    8

             Share Transactions..............................    9

             Share Price.....................................    9

             Dividends, Distributions and Taxes..............   10

             Financial Highlights............................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Alliance Growth Portfolio


 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stock, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

 The fund may also invest in fixed income securities for capital appreciation, including lower quality fixed income securities.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The subadviser emphasizes individual security selection while spreading investments among many industries and sectors. The subadviser identifies individual companies that it believes offer exceptionally high prospects for growth and uses qualitative analysis to control risk. The subadviser also over- and underweights particular industry sectors depending on the subadviser's outlook for each sector.

                               In selecting individual companies and sectors for investment the subadviser looks for the following:

                                .Favorable earnings outlook
                                .Above average growth rates at reasonable
                                 market valuations
                                .Experienced and effective management
                                .High relative return on invested capital
                                .Strong financial condition
                                .Effective research, product development and
                                 marketing




Travelers Series Fund

Principal risks of investing in the fund

While investing in growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

..Stock markets decline.
..Growth stocks are temporarily out of favor.
..An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.
..The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Russell 1000 Index, which measures the performance of the 1000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 31.22% in 4th quarter 1998; Lowest: -21.34% in 3rd quarter 2001
Risk return bar chart

                                    [CHART]

% Total Return

 1995    1996    1997    1998    1999     2000      2001      2002
------  ------  ------  ------  ------  --------  --------  --------
34.87%  29.41%  29.02%  29.05%  32.25%  (18.22)%  (13.35)%  (33.57)%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                          Inception Date 1 year  Five years Since inception
      Fund                   6/16/94     -33.57%   -4.29%        7.69%
      Russell 1000 Index                 -21.65%   -0.58%        9.60%*

* Index comparison begins on 6/16/94.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Russell 1000 Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                  Management fees                         0.80%
                  Distribution and service (12b-1) fees   None
                  Other expenses                          0.03%
                  Total annual fund operating expenses    0.83%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $85      $265      $460      $1,025

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,    Although the fund invests primarily in U.S. equity securities, it may also invest
Risks and Performance" describes      up to 25% of its assets in high yield securities with no minimum credit quality
the fund's investment objective and   restriction, and may also invest up to 15% in foreign securities.
its principal investment strategies
and risks. This section provides
some additional information about
the fund's investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                      counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
------------------------------------------------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-related securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

------------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

----------------------------------------------------------------------------------------------------------------------------

                                       Credit quality

                                       If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum accept-
                                       able credit rating. The fund's credit standards also apply to counterparties to
                                       OTC derivatives contracts.

                                       Investment grade securities

                                       Securities are investment grade if:

                                       . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                                       . They have received a comparable short-term or other rating.
                                       . They are unrated securities that the manager believes are of comparable quality to investment grade securities.
----------------------------------------------------------------------------------------------------------------------------

                                       High yield, lower quality securities

                                       The fund may invest in fixed income securities that are high yield, lower qual-
                                       ity securities rated by a rating organization below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                                       aged and have difficulty servicing their debt, especially during prolonged eco-
                                       nomic recessions or periods of rising interest rates. The prices of lower quality
The fund may invest in these           securities are volatile and may go down due to market perceptions of deterio-
securities primarily for their capital rating issuer credit-worthiness or economic conditions. Lower quality secu-
growth potential.                      rities may become illiquid and hard to value in down markets.
----------------------------------------------------------------------------------------------------------------------------

Foreign investments                    The fund may invest in foreign securities.

                                       Investments in securities of foreign entities and securities quoted or denomi-
                                       nated in foreign currencies involve special risks. These include possible politi-
                                       cal and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denomi-
                                       nated or quoted in currencies other than the U.S. dollar, changes in foreign cur-
                                       rency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                                       Economic and Monetary Union (EMU) and the introduction of a single Euro-
                                       pean currency (the Euro), which began on January 1, 1999, may increase un-
                                       certainties relating to investment in European markets. Among other things,
                                       EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                                       ciated with EMU. Monetary and economic union on this scale has not been at-
                                       tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

----------------------------------------------------------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
------------------------------------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
------------------------------------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
------------------------------------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 125 Broad Street, New York, New York 10004. TIA, an affiliate of SBFM, acts as investment manager to investment companies having aggregate assets of approximately $2.2 billion as of December 31, 2002.

Fees TIA receives from the Fund for its services are as follows:

 -----------------------------------------------------------------------------
                           Actual management fee
                           paid for the fiscal year  Contractual management
                           ended October 31, 2002    fee paid
                           (as a percentage          (as a percentage
                           of the fund's             of the fund's
 Fund                      average daily net assets) average daily net assets)
 -----------------------------------------------------------------------------
 Alliance Growth Portfolio           0.80%                     0.80%
 -----------------------------------------------------------------------------

The Portfolio Manager
The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                       Portfolio Manager                Business Experience

 Alliance Growth Portfolio  Alan E. Levi, (since 1973)       Senior Vice President and Portfolio
                            Alliance Capital Management L.P. Manager, Alliance Capital.
                            1345 Avenue of the Americas
                            New York, New York 10105

                            Rob Failla (since December 2002) Vice President and Portfolio
                                                             Manager, Alliance Capital.
------------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

Alliance Capital Management L.P.   Alliance Capital is a leading global
investment manager supervising client accounts with assets under management as of December 31, 2002 totalling approximately $387 billion. AUM now reflects the reclassification of institutional cash management and sub-advised variable annuity accounts from Institutional Investment Management to Retail and certain Private Client accounts to Retail and Institutional Investment Management. AUM now also excludes assets managed by unconsolidated affiliates.




Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                        Alliance Growth

                                         2002      2001      2000     1999     1998
--------------------------------------------------------------------------------------
Net asset value, beginning of year       $ 16.67   $ 28.63   $ 28.35  $ 22.14  $20.82
--------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.04      0.07      0.05     0.02    0.11
 Net realized and unrealized gain (loss)   (4.05)    (8.60)     2.66     7.79    2.69
--------------------------------------------------------------------------------------
Total income (loss) from operations        (4.01)    (8.53)     2.71     7.81    2.80
--------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.07)    (0.05)    (0.03)   (0.15)  (0.04)
 Net realized gains                           --     (3.38)    (2.40)   (1.45)  (1.44)
--------------------------------------------------------------------------------------
Total distributions                        (0.07)    (3.43)    (2.43)   (1.60)  (1.48)
--------------------------------------------------------------------------------------
Net asset value, end of year             $ 12.59   $ 16.67   $ 28.63  $ 28.35  $22.14
--------------------------------------------------------------------------------------
Total return                              (24.05)%  (32.05)%    9.27%   35.51%  12.92%
--------------------------------------------------------------------------------------
Net assets, end of year (millions)          $516      $845    $1,370   $1,166    $775
--------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.83%     0.82%     0.81%    0.82%   0.82%
 Net investment income                      0.19      0.31      0.17     0.14    0.59
--------------------------------------------------------------------------------------
Portfolio turnover rate                      100%       46%       47%      54%     40%
--------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                           Alliance Growth Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus

February 28, 2003
As Revised April 30, 2003


SMITH BARNEY HIGH INCOME PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

         Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............    2

             More on the Fund's Investments and Related Risks    5

             Management......................................    8

             Share Transactions..............................    9

             Share Price.....................................    9

             Dividends, Distributions and Taxes..............   10

             Financial Highlights............................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney High Income Portfolio


 Investment objectives

 Primary: High current income
                                          Secondary: Capital appreciation

 Principal investment strategies

 Key investments The fund will invest, under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in high yield corporate debt obligations and preferred stock of U.S. and foreign issuers or other investments with similar economic characteristics. Up to 20% of the fund's net assets, plus any borrowings for investment purposes, may be invested in common stock or common stock equivalents, including convertible securities, options, warrants and rights.

 Credit Quality: The fund invests primarily in below investment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securities of comparable quality. Below investment grade securities are commonly known as "junk bonds."

 Maturity: Although the fund may invest in securities of any maturity, under current market conditions, the fund intends to have an average remaining maturity of between five and ten years.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               In selecting securities, the manager considers and compares the relative yields of various types of obligations. The manager seeks to maximize current income by generally purchasing securities of lower credit quality, but offering higher current yield. In selecting securities for the fund, the manager employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time.

                               The manager looks for:

                                ."Fallen angels" or companies that are
                                 repositioning in the marketplace which the manager believes are temporarily undervalued, and
                                .Younger companies with smaller capitalizations
                                 that have exhibited improving financial
                                 strength or improving credit ratings over time

                               The manager selects individual debt securities by comparing yield, maturity, issue classification and quality characteristics. Investments in these companies may increase the fund's potential for capital appreciation and reduce the fund's credit risk exposure.

                               The manager also employs an active sell strategy to dispose of securities that no longer meet the manager's investment criteria to harvest gains for reinvestment in new securities exhibiting characteristics as described above.




Travelers Series Fund

Principal risks of investing in the fund

While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

..The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
..Interest rates go up, causing the prices of debt securities in the fund to fall.
..As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
..As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
..The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Bear Stearns High Yield Index ("Bear Stearns Index"), a broad-based unmanaged index of high yield corporate bonds. The Bear Stearns Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 5.91% in 4th quarter 2002; Lowest: -6.57% in 3rd quarter 2001
Risk return bar chart

                          [CHART]
% Total Returns

 1995    1996    1997   1998   1999    2000     2001     2002
------  ------  ------  -----  -----  -------  ------   ------
19.18%  13.13%  13.85%  0.44%  2.60%  -8.05%   -3.74%   -3.25%

Calendar years ended December 31
Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                          Inception Date 1 year Five years Since inception
      Fund                   6/16/94     -3.25%   -2.47%        3.55%
      Bear Stearns Index                 -1.00%    1.56%        5.54%*

* Index comparison begins on 6/30/94 since Index comparison is not available from the fund's inception date.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Bear Stearns Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                  Management fees                         0.60%
                  Distribution and service (12b-1) fees   None
                  Other expenses                          0.09%
                  Total annual fund operating expenses    0.69%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $70      $221      $384       $859

The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses remain the same
                     . Your investment has a 5% return each year
                     . Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

----------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,    Smith Barney High Income Portfolio
Risks and Performance" describes      Although the fund invests primarily in high yield securities, the fund may also
the fund's investment objectives      invest up to 20% of its assets in common stock and common stock equivalents,
and its principal investment strat-   including convertible securities, options, warrants and rights. The fund may
egies and risks. This section pro-    invest up to 20% of its assets in foreign currency denominated securities and
vides some additional information     without limit in U.S. dollar denominated securities of foreign issuers. The fund
about the fund's investments and      may invest up to 15% of its total assets in corporate loans. The primary risk in
certain investment management         an investment in corporate loans is that borrowers may be unable to meet their
techniques the fund may use. More     interest and/or principal payment obligations.
information about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

Equity investments       Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                         counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
-----------------------------------------------------------------------------------------------------------

Fixed income investments Subject to its particular investment policies, the fund may invest in fixed in-
                         come securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, con-
                         vertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S.
                         and foreign corporations or entities; U.S. and foreign banks; the U.S. govern-
                         ment, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

                         Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                         The fund may invest in mortgage-backed and asset-backed securities.
                         Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
                         Asset-backed securities represent participations in, or are secured by and pay-
                         able from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
-----------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-------------------------------------------------------------------------------------------------------

                    Credit quality

                    If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum accept-
                    able credit rating. The fund's credit standards also apply to counterparties to
                    OTC derivatives contracts.

                    Investment grade securities

                    Securities are investment grade if:

                    . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                    . They have received a comparable short-term or other rating.
                    . They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

                    High yield, lower quality securities

                    The fund may invest in fixed income securities that are high yield, lower qual-
                    ity securities rated by a rating organization below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                    aged and have difficulty servicing their debt, especially during prolonged eco-
                    nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deterio-
                    rating issuer credit-worthiness or economic conditions. Lower quality secu-
                    rities may become illiquid and hard to value in down markets.
-------------------------------------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities, although the foreign investments of
                    Smith Barney Money Market Portfolio are limited to U.S. dollar denominated investments issued by foreign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                    Investments in securities of foreign entities and securities quoted or denomi-
                    nated in foreign currencies involve special risks. These include possible politi-
                    cal and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                    Economic and Monetary Union (EMU) and the introduction of a single Euro-
                    pean currency (the Euro), which began on January 1, 1999, may increase un-
                    certainties relating to investment in European markets. Among other things,
                    EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                    ciated with EMU. Monetary and economic union on this scale has not been at-
                    tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

-------------------------------------------------------------------------------------------------------



Travelers Series Fund

-----------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more secu-
                        rities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure.
                        Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
-----------------------------------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
-----------------------------------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.
-----------------------------------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
-----------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Smith Barney Fund Management LLC (SBFM) is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

Fees SBFM receives from the Fund for its services are as follows:

--------------------------------------------------------------------------------------
                                   Actual management fee
                                   paid for the fiscal year  Contractual
                                   ended October 31, 2002    management fee paid
                                   (as a percentage          (as a percentage
                                   of the fund's             of the fund's
Fund                               average daily net assets) average daily net assets)
--------------------------------------------------------------------------------------
Smith Barney High Income Portfolio           0.60%                     0.60%
--------------------------------------------------------------------------------------

The Portfolio Manager
The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                   Portfolio Manager                Business Experience

 Smith Barney           Peter J. Wilby (since inception) Investment Officer, SBFM;
 High Income Portfolio  SBFM                             Managing Director, SBAM.
                        399 Park Avenue
                        New York, New York 10022

                        Beth A. Semmel                   Investment Officer, SBFM;
                        399 Park Avenue                  Managing Director, SBAM
                        New York, New York 10022
----------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.



Travelers Series Fund

Share Transaction

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                              Smith Barney High Income

                                     2002     2001     2000     1999    1998(1)
--------------------------------------------------------------------------------
Net asset value, beginning of year   $ 8.32   $10.29   $11.72   $11.97  $13.25
--------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)              0.82     1.02     1.20     0.92    1.21
 Net realized and unrealized loss(2)  (1.44)   (1.80)   (1.56)   (0.28)  (1.58)
--------------------------------------------------------------------------------
Total income (loss) from operations   (0.62)   (0.78)   (0.36)    0.64   (0.37)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (1.05)   (1.19)   (1.07)   (0.89)  (0.74)
 Net realized gains                      --       --       --       --   (0.17)
--------------------------------------------------------------------------------
Total distributions                   (1.05)   (1.19)   (1.07)   (0.89)  (0.91)
--------------------------------------------------------------------------------
Net asset value, end of year         $ 6.65    $8.32   $10.29   $11.72  $11.97
--------------------------------------------------------------------------------
Total return                          (7.39)%  (8.08)%  (3.54)%   5.28%  (3.38)%
--------------------------------------------------------------------------------
Net assets, end of year (millions)     $155     $176     $191     $199    $160
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.69%    0.67%    0.66%    0.66%   0.67%
 Net investment income(2)             10.39    11.52    10.46     9.44    9.12
--------------------------------------------------------------------------------
Portfolio turnover rate                  78%      77%      70%      73%     82%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) In November 2000, the American Institute of Certified Public Accountants issued the revised Audit and Accounting Guide for Investment Companies which is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires the Smith Barney High Income Portfolio to amortize premium and accrete all discounts on all fixed-income securities. If the fund had not adopted this new requirement for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 10.48%. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Smith Barney High Income Portfolio

(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents

Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............   2

             More on the Fund's Investments and Related Risks   5

             Management......................................   8

             Share Transactions..............................   9

             Share Price.....................................   9

             Dividends, Distributions and Taxes..............  10

             Financial Highlights............................  11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney International All Cap Growth Portfolio


 Investment objective

 Total return on its assets from growth of capital and income.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                               In selecting individual companies for
                               investment, the manager looks for:

                                .Above average earnings growth
                                .High relative return on invested capital
                                .Experienced and effective management
                                .Competitive advantages
                                .Strong financial condition
                                .The range of individual investment
                                 opportunities

                               By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                               In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                                .Low or decelerating inflation which creates a
                                 favorable environment for securities markets
                                .Stable government with policies that encourage
                                 economic growth, equity investment and
                                 development of securities markets
                                .Currency stability




Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

..Foreign stock prices decline.
..Adverse governmental action or political, economic or market instability occurs in a foreign country.
..The currency in which a security is priced declines in value relative to the
 U.S. dollar.
..The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Morgan Stanley Capital International EAFE (Europe, Australasia and Far
East) Index ("MSCI EAFE"), a market capitalization-weighted index that measures the performance of the leading stocks in 21 developed countries outside of North America. (The 21 countries include Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Australia, New Zealand, Hong Kong, Japan, Malaysia and Singapore.) An investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 47.43% in 4th quarter 1999; Lowest: (21.79)% in 1st quarter 2001.

Risk return bar chart

                                    [CHART]

% Total Return


 1995    1996   1997   1998    1999     2000      2001       2002
------  ------  -----  -----  ------  --------  --------   --------
11.26%  17.72%  2.71%  6.51%  67.73%  (23.79)%  (31.17)%   (25.69)%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.

--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                        Inception Date 1 year  Five years Since inception
       Fund                6/16/94     -25.69%   -6.98%       -1.22%
       MSCI EAFE Index                 -15.94%   -2.89%        2.71%*

* Index comparison begins on 6/30/94 since Index comparison is not available from the fund's inception date.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the MSCI EAFE Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                  Management fees                         0.90%
                  Distribution and service (12b-1) fees    None
                  Other expenses                          0.10%
                  Total annual fund operating expenses    1.00%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $102     $318      $552      $1,225

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

-----------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,   The fund may invest up to 20% of its assets in debt securities of any credit
Risks and Performance" describes     quality or maturity of foreign corporate and governmental issuers, as well as
the fund's investment objective      U.S. government securities and money market obligations of U.S. and foreign and its principal investment strat-  corporate issuers.
egies and risks. This section pro-
vides some additional information
about the fund's investments and
certain investment management
techniques the fund may use. More
information about the fund's in-
vestments and portfolio manage-
ment techniques, some of which
entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how
to obtain an SAI, please turn to the
back cover of this prospectus.
-----------------------------------------------------------------------------------------------------------------------

Equity investments                   Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                     counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
-----------------------------------------------------------------------------------------------------------------------

Fixed income investments             Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                     (including structured notes), mortgage-related securities, asset-backed secu-
                                     rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                     ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                     U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                     prises; state and municipal governments; supranational organizations; and for-
                                     eign governments and their political subdivisions.

                                     Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
-----------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------------------------------------------

                            Credit quality

                            If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                            Investment grade securities

                            Securities are investment grade if:

                            . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            . They have received a comparable short-term or other rating.
                            . They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------

Foreign and emerging market The fund may invest in foreign securities.
investments
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's as-
                            sets.

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            Economic and Monetary Union (EMU) and the introduction of a single Euro-
                            pean currency (the Euro), which began on January 1, 1999, may increase un-
                            certainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
------------------------------------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
------------------------------------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
------------------------------------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Smith Barney Fund Management LLC (SBFM) is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

Fees SBFM receives from the Fund for its services are as follows:

-------------------------------------------------------------------------------------------------------
                                                    Actual management fee
                                                    paid for the fiscal year  Contractual management
                                                    ended October 31, 2002    fee paid
                                                    (as a percentage          (as a percentage
                                                    of the fund's             of the fund's
Fund                                                average daily net assets) average daily net assets)
-------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio           0.90%                     0.90%
-------------------------------------------------------------------------------------------------------

The Portfolio Manager
The table below sets forth the name and business experience of the fund's portfolio manager.

Fund                       Portfolio Manager                 Business Experience

Smith Barney International Jeffrey Russell (since inception) Investment Officer, SBFM;
All Cap Growth Portfolio   SBFM                              Managing Director, Salomon
                           399 Park Avenue                   Smith Barney.
                           New York, New York 10022
---------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.



Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                          Smith Barney International All Cap Growth

                                         2002(1)   2001(1)   2000(1) 1999    1998
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $ 11.18   $ 18.52   $16.92  $12.60  $13.23
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.04      0.05     0.02    0.02    0.05
 Net realized and unrealized gain (loss)   (2.39)    (7.39)    1.71    4.35   (0.68)
-------------------------------------------------------------------------------------
Total income (loss) from operations        (2.35)    (7.34)    1.73    4.37   (0.63)
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.05)       --    (0.13)  (0.05)     --
-------------------------------------------------------------------------------------
Total distributions                        (0.05)       --    (0.13)  (0.05)     --
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.78   $ 11.18   $18.52  $16.92  $12.60
-------------------------------------------------------------------------------------
Total return                              (20.97)%  (39.63)%  10.18%  34.73%  (4.76)%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)       $   170   $   244   $  462  $  309  $  224
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   1.00%     1.00%    0.98%   1.00%   1.00%
 Net investment income                      0.42      0.31     0.11    0.16    0.37
-------------------------------------------------------------------------------------
Portfolio turnover rate                       27%       22%      15%     36%     34%
-------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

              Smith Barney International All Cap Growth Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

         Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............    2

             More on the Fund's Investments and Related Risks    5

             Management......................................    8

             Share Transactions..............................    9

             Share Price.....................................    9

             Dividends, Distributions and Taxes..............   10

             Financial Highlights............................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney Large Capitalization Growth Portfolio


 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests, under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalization is $5 billion or more at the time of investment. Up to 20% of the fund's net assets, plus any borrowings for investment purposes, may be invested in companies with other market capitalizations.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The manager emphasizes individual security selection while diversifying the fund's investments across industries which may help to reduce risk. The manager attempts to identify established large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified.

                               In selecting individual companies for
                               investment, the manager looks for:

                                .Favorable earnings prospects
                                .Technological innovation
                                .Industry dominance
                                .Competitive products and services
                                .Global scope
                                .Long term history of performance
                                .Consistent and sustainable long-term growth in
                                 dividends and earnings per share
                                .Strong cash flow
                                .High return on equity
                                .Strong financial condition
                                .Experienced and effective management




Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

..The U.S. stock market goes down.
..Growth stocks or large capitalization stocks are temporarily out of favor. ..The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
..An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks. An investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 23.64% in 4th quarter 1999; Lowest: -18.15% in 2nd quarter 2002
Risk return bar chart

                                    [CHART]

% Total Return

 1999    2000     2001       2002
------  -------  --------  ---------
30.83%  (6.95)%  (12.52)%   (24.77)%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                             Inception Date 1 year  Since inception
              Fund               5/1/98     -24.77%      -0.39%
              S&P 500 Index                 -22.09%      -3.57%*

* Index comparison begins on 5/1/98.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500 Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                  Management fees                        0.75%
                  Distribution and service (12b-1) fees  None
                  Other expenses                         0.05%
                  Total annual fund operating expenses   0.80%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $82      $255      $444       $990

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

---------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,    Although the fund intends to be fully invested in equity securities of growth
Risks and Performance" describes      companies, it may invest up to 35% of its total assets in money market
the fund's investment objective and   instruments for cash management purposes.
its principal investment strategies
and risks. This section provides
some additional information about
the fund's investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                      counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
---------------------------------------------------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-related securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

---------------------------------------------------------------------------------------------------------------------------

                                      Credit quality

                                      If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.
---------------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

---------------------------------------------------------------------------------------------------------

                    Investment grade securities

                    Securities are investment grade if:

                    . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                    . They have received a comparable short-term or other rating.
                    . They are unrated securities that the manager believes are of comparable quality to investment grade securities.
---------------------------------------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities.

                    Investments in securities of foreign entities and securities quoted or denomi-
                    nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's as-
                    sets.
                    Economic and Monetary Union (EMU) and the introduction of a single Euro-
                    pean currency (the Euro), which began on January 1, 1999, may increase un-
                    certainties relating to investment in European markets. Among other things,
                    EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                    ciated with EMU. Monetary and economic union on this scale has not been at-
                    tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
---------------------------------------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
------------------------------------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
------------------------------------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
------------------------------------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Smith Barney Fund Management LLC (SBFM), is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

The fees SBFM receives from the fund for its services are as follows:

------------------------------------------------------------------------------------------------------
                                                   Actual management fee
                                                   paid for the fiscal year  Contractual
                                                   ended October 31, 2002    management fee paid
                                                   (as a percentage          (as a percentage
                                                   of the fund's             of the fund's
Fund                                               average daily net assets) average daily net assets)
------------------------------------------------------------------------------------------------------
Smith Barney Large Capitalization Growth Portfolio           0.75%                     0.75%
------------------------------------------------------------------------------------------------------

The Portfolio Manager
The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                   Portfolio Manager            Business Experience

 Smith Barney Large     Alan Blake (since inception) Investment Officer, SBFM; Managing
 Capitalization Growth  SBFM                         Director, Salomon Smith Barney.
 Portfolio              399 Park Avenue
                        New York, New York 10022
---------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.



Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout the period ended October 31.

                                             Smith Barney Large Capitalization Growth

                                           2002      2001      2000     1999     1998(1)
------------------------------------------------------------------------------------------
Net asset value, beginning of year        $11.86    $16.04    $14.53    $9.90   $10.00
------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (2)                  0.02      0.02      0.01     0.00*    0.01
 Net realized and unrealized gain (loss)   (1.95)    (4.20)     1.55     4.64    (0.11)#
------------------------------------------------------------------------------------------
Total income (loss) from operations        (1.93)    (4.18)     1.56     4.64    (0.10)
------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.02)       --     (0.01)   (0.01)      --
 Net realized gains                           --        --     (0.02)      --       --
 Capital                                      --        --     (0.02)      --       --
------------------------------------------------------------------------------------------
Total distributions                        (0.02)       --     (0.05)   (0.01)      --
------------------------------------------------------------------------------------------
Net asset value, end of year               $9.91    $11.86    $16.04   $14.53    $9.90
------------------------------------------------------------------------------------------
Total return                              (16.29)%  (26.06)%   10.77%   46.88%   (1.00)%++
------------------------------------------------------------------------------------------
Net assets, end of year (millions)       $   225   $   280   $   324  $   168  $    21
------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                               0.80%     0.78%     0.77%    0.86%    1.00%+
 Net investment income                      0.13      0.14      0.06     0.07     0.52+
------------------------------------------------------------------------------------------
Portfolio turnover rate                       19%       10%        7%      14%       1%
------------------------------------------------------------------------------------------

(1) For the period from May 1, 1998 (commencement of operations) to October 31, 1998.
(2) The manager waived part of its fees for the period ended October 31, 1998. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.02 and 1.77%, respectively.
 * Amount represents less than $0.01 per share.
 # The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares throughout the year.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

              Smith Barney Large Capitalization Growth Portfolio


(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]




Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



SMITH BARNEY LARGE CAP VALUE PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                  TRAVELERS SERIES FUND INC. on behalf of the
                    Smith Barney Large Cap Value Portfolio

                        Supplement dated March 25, 2003
       to Prospectus dated February 28, 2003 (as revised April 30, 2003)

The Board of Directors of Travelers Series Fund Inc. (the "Fund") approved, subject to a favorable shareholder vote, a proposal (the "Proposal") to change the Portfolio's investment objective from "current income and long-term growth of capital" to "long-term growth of capital with current income a secondary objective." If the Proposal is approved by shareholders, the Portfolio will change its benchmark to the S&P/Barra Value Index. John Cunningham will assume responsibility for the day-to-day investment decisions of the Portfolio if the Proposal is approved by shareholders. Mr. Cunningham is an investment officer of Smith Barney Fund Management LLC, the Portfolio's investment manager. He is also a Managing Director of Salomon Brothers Asset Management Inc. and Salomon Smith Barney Inc., both affiliates of the investment manager. Mr. Cunningham has 13 years of financial securities experience.

Proxy materials describing the Proposal will be mailed to shareholders of the Portfolio in anticipation of a special meeting of shareholders to be held at a later date.

         Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                                           Page
-------------------------------------------------------------------------------

Investments, Risk and Performance.........................................    2

More on the Fund's Investments and Related Risks..........................    5

Management................................................................    8

Share Transactions........................................................    9

Share Price...............................................................    9

Dividends, Distributions and Taxes........................................   10

Financial Highlights......................................................   11
--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney Large Cap Value Portfolio


 Investment objective

 Current income and long-term growth of income and capital.

 Principal investment strategies

 Key investments Under normal conditions, the Fund invests at least 80% of the value of its net assets plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market characteristics.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The manager uses proprietary models and
                               fundamental research to try to find stocks that are significantly under priced in the market relative to the intrinsic value of the business as measured by the present value of their future free cash flows. Security selection and its weight is determined by the potential for appreciation and its contribution to portfolio diversification. The manager considers the following:

                               . High free cash flows
                               . High dividends
                               . Comparatively lower price-to-sales ratios




Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. The U.S. stock market goes down.
.. Value stocks or larger capitalization stocks are temporarily out of favor.
.. The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
.. An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks. An investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 13.92% in 4th quarter 1998; Lowest: -21.29% in 3rd quarter 2002
Risk return bar chart

                                    [CHART]

% Total Return

 1995    1996    1997   1998   1999    2000     2001      2002
------  ------  ------  -----  -----  ------   -------  --------
33.08%  19.79%  26.63%  9.82%  0.06%  13.11%   (8.71)%  (25.41)%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                Inception Date 1 year  Five years Since inception
 Fund              6/16/94     -25.41%   -5.17%        6.40%
 S&P 500 Index                 -22.09%   -0.58%        9.73%*
* Index comparison begins on 6/16/94.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500 Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

Maximum sales charge on purchases                  None
Maximum deferred sales charge on redemptions       None

 Annual fund operating expenses (paid by the Fund as a % of net assets)
 Management fees                                                  0.65%
 Distribution and service (12b-1) fees                            None
 Other expenses                                                   0.03%
 Total annual fund operating expenses                             0.68%
Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $69      $218      $379       $847

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

-------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objectives
and its principal investment strat-
egies and risks. This section pro-
vides some additional information
about the fund's investments and
certain investment management
techniques the fund may use. More
information about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment
                                      policies, the fund may invest in all
                                      types of equity securities. Equity
                                      securities include exchange-traded and
                                      over-the-counter (OTC) common and
                                      preferred stocks, warrants, rights,
                                      investment grade con-vertible
                                      securities, depositary receipts and
                                      shares, trust certificates, limited
                                      partnership interests, shares of other
                                      investment companies, real estate
                                      invest-ment trusts and equity
                                      participations.
-------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment
                                      policies, the fund may, to a limited
                                      extent , invest in fixed income
                                      securities. Fixed income investments
                                      include bonds, notes (including
                                      structured notes), mortgage-related
                                      securities, asset-backed secu-rities,
                                      convertible securities, Eurodollar and
                                      Yankee dollar instruments, pre-ferred
                                      stocks and money market instruments.
                                      Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enter-prises; state and municipal governments; supranational organizations; and for-eign governments and their political subdivisions.

                                      Fixed income securities may have all
                                      types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

-------------------------------------------------------------------------------

                                      Credit quality

                                      If a security receives different
                                      ratings, the fund will treat the
                                      securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                                      Investment grade securities

                                      Securities are investment grade if:

                                      . They are rated, respectively, in one
                                        of the top four long-term rating
                                        categories of a nationally recognized
                                        statistical rating organization.
                                      . They have received a comparable
                                        short-term or other rating.
                                      . They are unrated securities that the
                                        manager believes are of comparable
                                        quality to investment grade securities.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

-------------------------------------------------------------------------------

Foreign investments     The fund may invest in foreign securities.

                        Investments in securities of foreign entities and securities quoted or denomi-nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's as-sets.

                        Economic and Monetary Union (EMU) and the introduction of a single Euro-pean currency (the Euro), which began on January 1, 1999, may increase un-certainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-ciated with EMU. Monetary and economic union on this scale has not been at-tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.


-------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts,
techniques              such as futures and op-tions on securities, securities
                        indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse
                          changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-fore, using derivatives can disproportionately increase losses and reduce oppor-tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-rivatives can also make a fund less liquid and harder to value, especially in de-clining markets.
-------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase
                        its net investment in-come. The fund will only lend
                        securities if the loans are callable by the fund at
                        any time and the loans are continuously secured by
                        cash or liquid securities equal to no less than the
                        market value, determined daily, of the securities
                        loaned. The risks in lending securities consist of
                        possible delay in receiving additional collateral,
                        delay in recovery of securities when the loan is
                        called or possible loss of collateral should the
                        borrower fail financially.
-------------------------------------------------------------------------------



Travelers Series Fund

-------------------------------------------------------------------------------

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
-------------------------------------------------------------------------------

Portfolio turnover  The fund may engage in active and frequent trading to achieve its principal in-vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The managers

Smith Barney Fund Management LLC (SBFM) is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

Fees SBFM receives from the fund for its services are as follows:

------------------------------------------------------------------------------------------
                                       Actual management fee
                                       paid for the fiscal year  Contractual
                                       ended October 31, 2002    management fee paid
                                       (as a percentage          (as a percentage
                                       of the fund's             of the fund's
Fund                                   average daily net assets) average daily net assets)
------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio           0.65%                     0.65%
------------------------------------------------------------------------------------------

The Portfolio Manager
The Smith Barney funds are managed solely by SBFM. The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                    Portfolio Manager           Business Experience

 Smith Barney Large Cap  Giri Bogavelli (since 2001) Investment Officer, SBFM; Managing
 Value Portfolio         Citigroup                   Director of the Smith Barney Capital
                         100 First Stamford Place    Management Division of Salomon
                         Stamford, Connecticut 06902 Smith Barney Inc.; Formerly Assistant
                                                     Director of Research at Citibank
                                                     Global Asset Management, a division
                                                     of Citibank, N.A.; Previously,
                                                     Director of Research and Senior
                                                     Portfolio Manager at Spare, Kaplan,
                                                     Bischel & Associates.

                         Steven Craige (since 2001)  Investment Officer, SBFM;
                         SBFM                        Director of the Private Portfolio
                         100 First Stamford Place    Group of Salomon Smith Barney Inc.
                         Stamford, Connecticut 06902
------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.



Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years (or since inception if less than five years). The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                Smith Barney Large Cap Value

                                         2002      2001      2000    1999    1998(1)
------------------------------------------------------------------------------------
Net asset value, beginning of year       $ 17.47   $ 20.74   $19.83  $18.94  $17.90
------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.32      0.26     0.30    0.27    0.31
 Net realized and unrealized gain (loss)   (4.24)    (2.56)    1.34    1.38    1.47
------------------------------------------------------------------------------------
Total income (loss) from operations        (3.92)    (2.30)    1.64    1.65    1.78
------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.31)    (0.27)   (0.26)  (0.24)  (0.21)
 Net realized gains                           --     (0.70)   (0.47)  (0.52)  (0.53)
------------------------------------------------------------------------------------
Total distributions                        (0.31)    (0.97)   (0.73)  (0.76)  (0.74)
------------------------------------------------------------------------------------
Net asset value, end of year             $ 13.24   $ 17.47   $20.74  $19.83  $18.94
------------------------------------------------------------------------------------
Total return                              (22.45)%  (11.58)%   8.62%   8.52%   9.65%
------------------------------------------------------------------------------------
Net assets, end of year (millions)          $346      $504     $553    $544    $424
------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.68%     0.67%    0.66%   0.67%   0.68%
 Net investment income                      1.59      1.42     1.45    1.35    1.59
------------------------------------------------------------------------------------
Portfolio turnover rate                       68%       29%      23%     43%     36%
------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                    Smith Barney Large Cap Value Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus

February 28, 2003
As Revised April 30, 2003

MFS TOTAL RETURN PORTFOLIO





  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

         Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.

                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............    2

             More on the Fund's Investments and Related Risks    5

             Management......................................    9

             Share Transactions..............................   11

             Share Price.....................................   11

             Dividends, Distributions and Taxes..............   12

             Financial Highlights............................   13

--------------------------------------------------------------------------------

Investments, Risks and Performance

MFS Total Return Portfolio


 Investment objectives

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Principal investment strategies

 Key investments The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund's assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-8.
--------------------------------------------------------------------------------

                               Selection process

                               Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

        .between 40% and 75% in equity  .at least 25% in non-convertible
         securities                      fixed income securities

                               Equity investments

                               The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                                .that are undervalued in the market relative to
                                 their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                                .that generally have low price-to-book,
                                 price-to-sales and/or price-to-earnings ratios
                                .with relatively large market capitalizations
                                 (i.e., market capitalizations of $5 billion or more).

                               The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                               Fixed income investments

                               The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.




Travelers Series Fund

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

.. The subadviser's allocation of investments between equity and fixed income securities results in missed attractive investment opportunities by underweighting markets that generate significant returns or losses incurred by overweighting markets that experience significant declines.
..  The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
..  Equity investments lose their value due to a decline in the U.S. stock market.
..  Value or large capitalization stocks are temporarily out of favor.
..  An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
..  Fixed income investments lose their value due to an increase in interest rates.
.. The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
.. It becomes necessary to enforce rights against the assets underlying mortgage and asset-backed securities even though the securities themselves are subject to the same default risks as other fixed income securities.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
.. Interest rates change, because securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Please note that an investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 9.87% in 2nd quarter 1997; Lowest: -8.32% in 3rd quarter 2002
Risk return bar chart

                                    [CHART]

% Total Return

 1995    1996    1997    1998   1999    2000    2001     2002
------  ------  ------  ------  -----  ------  ------   ------
25.70%  14.51%  21.18%  11.67%  2.63%  16.64%   0.00%   -5.26%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                           Inception Date 1 year  Five years Since inception
    Fund                      6/16/94     - 5.26%    4.84%        9.45%
    S&P 500                               -22.09%   -0.58%        9.73%*
    Lehman Brothers Index                  11.04%    7.62%        8.24%**

* Index comparison begins on 6/16/94.
** Index comparison begins on 6/30/94 since index comparison is not available from the fund's inception date.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500 Index and Lehman Brothers Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                Management fees                            0.80%
                Distribution and service (12b-1) fees      None
                Other expenses                             0.03%
                Total annual fund operating expenses       0.83%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $85      $265      $460      $1,025

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,    The fund may invest without limit in ADRs and up to 20% of its total assets in
Risks and Performance" describes      foreign securities.
the fund's investment objectives
and its principal investment strat-
egies and risks. This section pro-
vides some additional information
about the fund's investments and
certain investment management
techniques the fund may use. More
information about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                      counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
------------------------------------------------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-related securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                      The fund may invest in mortgage-backed and asset-backed securities.
                                      Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
                                      Asset-backed securities represent participations in, or are secured by and pay-
                                      able from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
------------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------------------------------------------

                            Credit quality

                            If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                            Investment grade securities

                            Securities are investment grade if:

                            . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            . They have received a comparable short-term or other rating.
                            . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                            High yield, lower quality securities

                            The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                            aged and have difficulty servicing their debt, especially during prolonged eco-
                            nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-
                            ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.
-----------------------------------------------------------------------------------------------------------------

Foreign and emerging market The fund may invest in foreign securities.
investments
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            Economic and Monetary Union (EMU) and the introduction of a single Euro-
                            pean currency (the Euro), which began on January 1, 1999, may increase un-
                            certainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------------------------------------

                        Sovereign government and supranational debt

                        The fund may invest in all types of fixed income securities of governmental is-
                        suers in all countries, including emerging markets. These sovereign debt secu-
                        rities may include:
                        . Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                        . Participations in loans between emerging market governments and financial institutions.
                        . Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.
                        . Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                        . Brady Bonds.
                        . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                        . Fixed income securities issued by supranational entities such as the World
                          Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
------------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------------------------------

Securities lending  The fund may engage in securities lending to increase its net investment in-
                    come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
-----------------------------------------------------------------------------------------------------

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
-----------------------------------------------------------------------------------------------------

Portfolio turnover  The fund may engage in active and frequent trading to achieve its principal in-
                    vestment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
-----------------------------------------------------------------------------------------------------



Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 125 Broad Street, New York, New York 10004. TIA, an affiliate of SBFM, acts as investment manager to investment companies having aggregate assets of approximately $2.2 billion as of December 31, 2002.

Fees TIA receives from the fund for its services are as follows:

 ------------------------------------------------------------------------------
                            Actual management fee
                            paid for the fiscal year  Contractual management
                            ended October 31, 2002    fee paid
                            (as a percentage          (as a percentage
                            of the fund's             of the fund's
 Fund                       average daily net assets) average daily net assets)
 ------------------------------------------------------------------------------
 MFS Total Return Portfolio           0.80%                     0.80%
 ------------------------------------------------------------------------------




                                                          Travelers Series Fund

The Portfolio Manager
The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                             Portfolio Manager                  Business Experience
 MFS Total Return Portfolio       David M. Calabro (since inception) Senior Vice President, head of the
                                  Manager of investment team         portfolio management team and
                                  Massachusetts Financial Services   manager of the equity portion of the
                                  Company                            portfolio, MFS.
                                  500 Boylston Street
                                  Boston, MA 02116

                                  Kenneth J. Enright (since 1999)    Senior Vice President and portfolio
                                                                     manager of the series' equity portion;
                                                                     MFS since 1999.

                                  Steven R. Gorham (since 2002)      Senior Vice President and portfolio
                                                                     manager of the series' equity portion;
                                                                     MFS since 1992.

                                  Constantinos G. Mokas (since 1998) Senior Vice President and portfolio manager of the series' equity
                                                                     portion; MFS since 1990.

                                  Lisa B. Nurme (since 1995)         Senior Vice President and portfolio
                                                                     manager of the series' equity
                                                                     portion; MFS since 1987.

                                  Michael W. Roberge (since 2002)    Senior Vice President and portfolio
                                                                     manager of the fund's fixed income
                                                                     securities; MFS since 1996.
-----------------------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $112.5 billion as of December 31, 2002.



Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                           MFS Total Return

                                              2002      2001      2000   1999(1)    1998
------------------------------------------------------------------------------------------
Net asset value, beginning of year           $16.08    $17.16    $16.22   $16.23   $15.31
------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)                      0.39      0.42      0.54     0.52     0.32
 Net realized and unrealized gain (loss)(2)   (0.98)    (0.42)     1.43     0.72     1.36
------------------------------------------------------------------------------------------
Total income from operations                  (0.59)     0.00*     1.97     1.24     1.68
------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                        (0.44)    (0.48)    (0.46)   (0.37)   (0.28)
 Net realized gains                           (0.61)    (0.60)    (0.57)   (0.88)   (0.48)
------------------------------------------------------------------------------------------
Total distributions                           (1.05)    (1.08)    (1.03)   (1.25)   (0.76)
------------------------------------------------------------------------------------------
Net asset value, end of year                 $14.44    $16.08    $17.16   $16.22   $16.23
------------------------------------------------------------------------------------------
Total return                                  (3.59)%   (0.22)%   12.77%    7.62%   10.94%
------------------------------------------------------------------------------------------
Net assets, end of year (000s)              $   830   $   804   $   697  $   622  $   462
------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                      0.83%     0.83%     0.83%    0.84%    0.84%
 Net investment income(2)                      2.81      3.08      3.42     3.11     3.32
------------------------------------------------------------------------------------------
Portfolio turnover rate                          81%       88%      108%      97%     118%
------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2) In November 2000, the American Institute of Certified Public Accountants issued the revised Audit and Accounting Guide for Investment Companies which is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires the MFS Total Return Portfolio to amortize premium and accrete all discounts on all fixed income securities. If the fund had not adopted this requirement for the year ended October 31, 2002, those amounts would have been $0.40, ($0.99) and 2.91% for the net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
*  Amount represents less than $0.01 per share.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                          MFS Total Return Portfolio


(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]




Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



SMITH BARNEY MID CAP CORE PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

         Contents

Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the funds offers different levels of potential return and involves different levels of risk.


                                                                            Page
--------------------------------------------------------------------------------

Investments, Risk and Performance..........................................    2

More on the Fund's Investments and Related Risks...........................    5

Management.................................................................    8

Share Transactions.........................................................    9

Share Price................................................................    9

Dividends, Distributions and Taxes.........................................   10

Financial Highlights.......................................................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney Mid Cap Core Portfolio

 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of medium sized companies. Medium sized companies are currently defined as those with a market capitalization within the market capitalization range of companies in the S&P MidCap Index at the time of investment. Up to 20% of the fund's net assets, plus any borrowings for investment purposes, may be invested in companies with other market capitalizations.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The manager selects individual "growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund.

                               In selecting individual companies for
                               investment, the manager considers:

                               . Growth characteristics, including high
                                 historic growth rates and high relative growth compared with companies in the same industry or sector
                               . Value characteristics, including low
                                 price/earnings ratios and other statistics indicating a security is undervalued
                               . Increasing profits and sales
                               . Competitive advantages that could be more
                                 fully exploited by a company
                               . Skilled management committed to long-term
                                 growth
                               . Potential for a long-term investment by the
                                 fund

                               The manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks it identifies through fundamental research.




Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. The U.S. stock market goes down, or performs poorly relative to other types of investments
.. Medium capitalization stocks fall out of favor with investors
.. The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect
.. An adverse event, such as an unfavorable earnings report about a company in the fund, depresses the value of the company's stock

Compared to large capitalization companies, the securities of medium capitalization companies are more likely to:

.. Be more susceptible to loss
.. Have more limited product lines, markets and financial resources
.. Have shorter operating histories and more erratic businesses, although they generally have more established businesses
.. Have more volatile stock

--------------------------------------------------------------------------------




                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P MidCap 400 Index (the "S&P MidCap Index"), a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 20.49% in 4th quarter 2001; Lowest: -20.54% in 3rd quarter 2001
Risk return bar chart

                                    [CHART]

% Total Return

 2000     2001      2002
------   -------   --------
17.89%   (9.99)%   (19.11)%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                   Inception Date 1 year  Since inception
 Fund                11/1/1999    -19.11%      0.12%
 S&P MidCap Index                 -14.51%      3.45%*
* Index comparison begins on 11/1/99.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P Mid Cap Index.
--------------------------------------------------------------------------------
 Fee Table
 Shareholder fees (paid directly into your investment)
Maximum sales charge on purchases            None
Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)
 Management fees                         0.75%
 Distribution and service (12b-1) fees   None
 Other expenses                          0.15%
 Total annual fund operating expenses    0.90%
Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $92      $287      $498      $1,108

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

-------------------------------------------------------------------------------
The section entitled "Investments,    The fund may invest up to 20% of its
Risks and Performance" describes      assets in equity securities of companies
the fund's investment objective and   with market capitalizations outside the
its principal investment strategies   market capitalization range of companies
and risks. This section provides      in the S&P MidCap 400 Index (i.e., in
some additional information about     small or large capitalization companies).
the fund's investments and certain
investment management tech-           While the fund intends to be
niques the fund may use. More in-     substantially fully invested in equity
formation about the fund's            securities, the fund may maintain up to
investments and portfolio             35% of its assets in money market
management techniques, some of        instruments and/or cash to pay expenses
which entail risk, is included in the and meet redemption requests. Generally,
Statement of Additional In-           the value of these fixed income
formation (SAI). To find out how to   obligations will go down if interest
obtain an SAI, please turn to the     rates go up, the credit rating of the
back cover of this prospectus.        security is downgraded or the issuer
                                      defaults on its obligation to pay
                                      principal or interest.
-------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment
                                      policies, the fund may invest in all
                                      types of equity securities. Equity
                                      securities include exchange-traded and
                                      over-the-counter (OTC) common and
                                      preferred stocks, warrants, rights,
                                      investment grade convertible securities,
                                      depositary receipts and shares, trust
                                      certificates, limited partnership
                                      interests, shares of other investment
                                      companies, real estate investment trusts
                                      and equity participations.
-------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment
                                      policies, the fund may, to a limited
                                      extent, invest in fixed income
                                      securities. Fixed income investments
                                      include bonds, notes (including
                                      structured notes), mortgage-related
                                      securities, asset-backed secu-rities,
                                      convertible securities, Eurodollar and
                                      Yankee dollar instruments, pre-ferred
                                      stocks and money market instruments.
                                      Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enter-prises; state and municipal governments; supranational organizations; and for-eign governments and their political subdivisions.

                                      Fixed income securities may have all
                                      types of interest rate payment and reset
                                      terms, including fixed rate, adjustable
                                      rate, zero coupon, contingent, deferred,
                                      payment in kind and auction rate
                                      features.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

-------------------------------------------------------------------------------

                    Credit quality

                    If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                    Investment grade securities

                    Securities are investment grade if:

                    . They are rated, respectively, in one of the top four
                      long-term rating categories of a nationally recognized statistical rating organization.
                    . They have received a comparable short-term or other
                      rating.
                    . They are unrated securities that the manager believes
                      are of comparable quality to investment grade securities.
-------------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities.

                    Investments in securities of foreign entities and securities quoted or denomi-nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                    Economic and Monetary Union (EMU) and the introduction of a single Euro-pean currency (the Euro), which began on January 1, 1999, may increase un-certainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-ciated with EMU. Monetary and economic union on this scale has not been at-tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

-------------------------------------------------------------------------------



Travelers Series Fund

-------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts,
techniques              such as futures and op-tions on securities, securities
                        indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse
                          changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-fore, using derivatives can disproportionately increase losses and reduce oppor-tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-rivatives can also make a fund less liquid and harder to value, especially in de-clining markets.
-------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase
                        its net investment in-come. The fund will only lend
                        securities if the loans are callable by the fund at
                        any time and the loans are continuously secured by
                        cash or liquid securities equal to no less than the
                        market value, determined daily, of the securities
                        loaned. The risks in lending securities consist of
                        possible delay in receiving additional collateral,
                        delay in recovery of securities when the loan is
                        called or possible loss of collateral should the
                        borrower fail financially.
-------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment
                        strategies in response to adverse market, economic or
                        political conditions by taking temporary defensive
                        positions in all types of money market and short-term
                        debt securities. If the fund takes a temporary
                        defensive position, it may be unable to achieve its
                        investment goal.
-------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to
                        achieve its principal in-vestment strategies. Frequent
                        trading also increases transaction costs, which could
                        detract from the fund's performance.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Smith Barney Fund Management LLC (SBFM), is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

Fees SBFM receives from the Fund for its services are as follows:

---------------------------------------------------------------------------------------
                                    Actual management fee
                                    paid for the fiscal year  Contractual
                                    ended October 31, 2002    management fee paid
                                    (as a percentage          (as a percentage
                                    of the fund's             of the fund's
Fund                                average daily net assets) average daily net assets)
---------------------------------------------------------------------------------------
Smith Barney Mid Cap Core Portfolio           0.75%                     0.75%
---------------------------------------------------------------------------------------

Portfolio Manager
The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund          Portfolio Manager                   Business Experience

 Smith Barney  Lawrence Weissman (since inception) Investment Officer, SBFM; Managing
 Mid Cap Core  SBFM                                Director of Salomon Smith Barney.
 Portfolio     100 First Stamford Place
               Stamford, Connecticut 06902
-------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the funds' transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the funds' sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.




Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.




                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund since inception. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout the year ended October 31.

                                                  Smith Barney Mid Cap
                                                          Core
                                              ----------------------------

                                              2002      2001      2000(1)
     ---------------------------------------------------------------------
     Net asset value, beginning of year       $ 10.83    $14.22    $10.00
     ---------------------------------------------------------------------
     Income (loss) from operations:
      Net investment income (loss)(2)           (0.02)     0.02      0.06
      Net realized and unrealized gain (loss)   (0.70)    (3.36)     4.17
     ---------------------------------------------------------------------
     Total income (loss) from operations        (0.72)    (3.34)     4.23
     ---------------------------------------------------------------------
     Less distributions from:
      Net investment income                     (0.01)    (0.05)    (0.01)
     ---------------------------------------------------------------------
     Total distributions                        (0.01)    (0.05)    (0.01)
     ---------------------------------------------------------------------
     Net asset value, end of year             $ 10.10    $10.83    $14.22
     ---------------------------------------------------------------------
     Total return                               (6.64)%  (23.56)%   42.36%
     ---------------------------------------------------------------------
     Net assets, end of year (000s)           $56,644   $34,376   $17,498
     ---------------------------------------------------------------------
     Ratios to average net assets:
      Expenses(2)(3)                             0.90%     0.95%     0.95%
      Net investment income                     (0.10)     0.25      0.72
     ---------------------------------------------------------------------
     Portfolio turnover rate                       79%       45%       61%
     ---------------------------------------------------------------------

(1) For the period from November 1, 1999 (commencement of operations) to October 31, 2000.
(2) The manager has agreed to waive a portion of its management fee for the year ended October 31, 2001 and the period ended October 31, 2000. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

   -------------------------------------------------------------------

                     Per Share Decreases to   Expense Ratios
                     Net Investment Income  Without Fee Waivers
                -----------------------------------------------
                2001         $0.00*                0.96%
                -----------------------------------------------
                2000          0.04                 1.46
                -----------------------------------------------

(3) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 * Amount represents less than $0.01 per share.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Smith Barney Mid Cap Core Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]




Travelers Series Fund Inc.

Prospectus

February 28, 2003
As Revised April 30, 2003



SMITH BARNEY MONEY MARKET PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.

                                                                           Page
-------------------------------------------------------------------------------

Investments, Risk and Performance.........................................    2

More on the Fund's Investments and Related Risks..........................    5

Management................................................................    7

Share Transactions........................................................    8

Share Price...............................................................    8

Dividends, Distributions and Taxes........................................    9

Financial Highlights......................................................   10
--------------------------------------------------------------------------------

Investments, Risks and Performance

Smith Barney Money Market Portfolio


 Investment objective

 Maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.

 Principal investment strategies

 Key investments The fund invests exclusively in high quality U.S. dollar denominated short term debt securities. These include commercial paper, corporate and municipal obligations, obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

 Credit Quality: The fund invests exclusively in securities rated by a nationally recognized rating organization in the two highest short term rating categories, or if unrated, of equivalent quality.

 Effective Maturity: The fund invests exclusively in securities having remaining effective maturities of 397 days or less, and maintains a dollar-weighted portfolio maturity of 90 days or less.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5 and 6.
--------------------------------------------------------------------------------

                               Selection process

                               In selecting investments for the fund, the manager looks for:

                               . The best relative values based on an analysis
                                 of interest rate sensitivity, yield and price
                               . Issuers offering minimal credit risk
                               . Maturities consistent with the manager's
                                 outlook for interest rates





Travelers Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

.. Interest rates rise sharply.
.. An issuer of the fund's securities defaults, or has its credit rating downgraded.
.. Sectors or issuers the fund has emphasized fail to perform as expected. .. The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The value of the fund's foreign securities may go down because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers.

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day U.S. Treasury bill Index ("Treasury bill"). Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 1.55% in 3rd quarter 2000; Lowest: 0.28% in 4th quarter 2002
Risk return bar chart

                       [CHART]

% Total Return

1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----
5.43%  4.94%  5.09%  5.04%  4.76%  6.04%  3.71%  1.27%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                          Inception Date 1 year Five years Since inception
 Fund                        6/16/94      1.27%    4.15%        4.51%
 Treasury bill                            1.59%    4.11%        5.21%*
* Index comparison begins on 6/16/94.

Comparative performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Treasury bill.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

Maximum sales charge on purchases                                 None
Maximum deferred sales charge on redemptions                      None

 Annual fund operating expenses (paid by the Fund as a % of net assets)
 Management fees                                                 0.50%
 Distribution and service (12b-1) fees                           None
 Other expenses                                                  0.03%
 Total annual fund operating expenses                            0.53%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your
 shares                              1 year   3 years   5 years   10 years
 Your costs would be                 $54      $170      $296       $665

The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends
                       without a sales charge
                     . The fund's operating expenses remain the same
                     . Your investment has a 5% return each year
                     . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objectives and
its principal investment strategies
and risks. This section provides
some additional information about
the fund's investments and certain
investment management techniques
the fund may use. More information
about the fund's investments and
portfolio management techniques,
some of which entail risk, is in-
cluded in the Statement of Addi-
tional Information (SAI). To find out
how to obtain an SAI, please turn to
the back cover of this prospectus.
------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment
                                      policies, the fund may invest in fixed
                                      income securities. Fixed income
                                      investments include bonds, notes
                                      (including structured notes),
                                      mortgage-related securities,
                                      asset-backed securities, convertible
                                      secu-rities, Eurodollar and Yankee
                                      dollar instruments, preferred stocks
                                      and money market instruments. Fixed
                                      income securities may be issued by U.S.
                                      and foreign corporations or entities;
                                      U.S. and foreign banks; the U.S.
                                      government, its agen-cies, authorities,
                                      instrumentalities or sponsored
                                      enterprises; state and municipal
                                      governments; supranational
                                      organizations; and foreign governments
                                      and their political subdivisions.

                                      Fixed income securities may have all
                                      types of interest rate payment and
                                      reset terms, including fixed rate,
                                      adjustable rate, zero coupon,
                                      contingent, deferred, payment in kind
                                      and auction rate features.

------------------------------------------------------------------------------

                                      Credit quality

                                      If a security receives different
                                      ratings, a fund will treat the
                                      securities as being rated in the
                                      highest rating category. A fund may
                                      choose not to sell securities that are
                                      downgraded after their purchase below
                                      the fund's minimum acceptable credit
                                      rating. Each fund's credit standards
                                      also apply to counterparties to OTC
                                      derivatives contracts.

                                      Investment grade securities

                                      Securities are investment grade if:

                                      . They are rated, respectively, in one
                                        of the top four long-term rating
                                        categories of a nationally recognized
                                        statistical rating organization.
                                      . They have received a comparable
                                        short-term or other rating.
                                      . They are unrated securities that the
                                        manager believes are of comparable
                                        quality to investment grade
                                        securities.
------------------------------------------------------------------------------



                                                          Travelers Series Fund

-------------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities, although the foreign investments of the fund are limited to U.S. dollar denominated investments issued by foreign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                    Investments in securities of foreign entities and securities quoted or denomi-nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                    Economic and Monetary Union (EMU) and the introduction of
                    a single Euro-pean currency (the Euro), which began on January 1, 1999, may increase un-certainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-ciated with EMU. Monetary and economic union on this scale has not been at-tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-------------------------------------------------------------------------------

Securities lending  The fund may engage in securities lending to increase its net investment in-come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
-------------------------------------------------------------------------------

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
-------------------------------------------------------------------------------

Portfolio turnover  The fund may engage in active and frequent trading to achieve its principal in-vestment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
-------------------------------------------------------------------------------



Travelers Series Fund

Management

The manager

Smith Barney Fund Management LLC (SBFM) is the fund's manager. SBFM selects investments for the fund.

Smith Barney Fund Management LLC

SBFM is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SBFM is located at 125 Broad Street, New York, New York 10004. SBFM acts as investment manager to investment companies having aggregate assets of approximately $97.3 billion as of December 31, 2002.

Fees SBFM receives from the fund for its services are as follows:

---------------------------------------------------------------------------------------
                                    Actual management fee
                                    paid for the fiscal year  Contractual
                                    ended October 31, 2002    management fee paid
                                    (as a percentage          (as a percentage
                                    of the fund's             of the fund's
Fund                                average daily net assets) average daily net assets)
---------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio           0.50%                     0.50%
---------------------------------------------------------------------------------------

The Portfolio Manager

The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                       Portfolio Manager               Business Experience

 Smith Barney Money Market  Martin Hanley (since inception) Investment Officer, SBFM;
 Portfolio                  SBFM                            Director, Salomon Smith Barney.
                            399 Park Avenue
                            New York, NY 10022
-------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.



                                                          Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Smith Barney Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.



Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



                                                          Travelers Series Fund

Financial Highlights

The financial highlight table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                Smith Barney Money Market

                                         2002    2001    2000    1999    1998
--------------------------------------------------------------------------------
Net asset value, beginning of year        $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
Income from operations:
  Net investment income                   0.014   0.044   0.057   0.046   0.050
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (0.014) (0.044) (0.057) (0.046) (0.050)
--------------------------------------------------------------------------------
Net asset value, end of year              $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
Total return                               1.40%   4.46%   5.88%   4.66%   5.11%
--------------------------------------------------------------------------------
Net assets, end of year (millions)         $733    $605    $319    $277    $165
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                 0.53%   0.53%   0.53%   0.54%   0.64%
  Net investment income                    1.38    4.17    5.75    4.58    4.99
--------------------------------------------------------------------------------



Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund send one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Smith Barney Money Market Portfolio

(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



PUTNAM DIVERSIFIED INCOME PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                          TRAVELERS SERIES FUND INC.
                               on behalf of the
                      Putnam Diversified Income Portfolio

                        Supplement dated March 25, 2003
       to Prospectus dated February 28, 2003 (as revised April 30, 2003)

The Board of Directors of the Travelers Series Fund Inc. (the "Fund") approved a new Sub-Advisory Agreement (the "Sub-Advisory Agreement"), subject to shareholder approval, among the Fund on behalf of the Putnam Diversified Income Portfolio (the "Portfolio"), Travelers Investment Adviser Inc. and Pioneer Investment Management USA Inc ("Pioneer"). The Board also approved the termination of the current Sub-Advisory Agreement with Putnam Investment Management, LLC ("Putnam"), effective upon shareholder approval of the new Sub-Advisory Agreement. The terms of the new Sub-Advisory Agreement, including the sub-advisory fee, are the same in all material respects as those of the current sub-advisory agreement. The name of the Portfolio will be changed to reflect the approval of Pioneer when the new Sub-Advisory Agreement is effective.

Proxy materials describing the Sub-Advisory Agreement will be mailed to shareholders of the Portfolio in anticipation of a special meeting to be held at a later date. Also approved by the Board, subject to a favorable vote of the Portfolio's shareholders, is a change of the investment objective of the Portfolio to a "high level of current income." If the Sub-Advisory Agreement is approved by shareholders, the Portfolio will also adopt an investment strategy of seeking to invest, under normal market conditions, at least 80% of its total assets in debt securities. A team of fixed income portfolio managers at Pioneer will assume responsibility for the day-to-day investment decisions of the Portfolio under the new Sub-Advisory Agreement.

   Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............    2

             More on the Fund's Investments and Related Risks    5

             Management......................................    9

             Share Transactions..............................   10

             Share Price.....................................   10

             Dividends, Distributions and Taxes..............   11

             Financial Highlights............................   12

--------------------------------------------------------------------------------

Investments, Risks and Performance

Putnam Diversified Income Portfolio


 Investment objective

 High current income consistent with preservation of capital.

 Principal investment strategies

 Key investments The fund invests primarily in debt securities of U.S. and foreign governments and corporations.

 Credit Quality: The fund may invest in securities with a wide range of credit qualities depending on the particular sector of the fixed income securities market in which the subadviser invests.

 Duration: The Fund's duration will generally vary from 3 to 7 years depending on market conditions and the subadviser's outlook for interest rates. Individual securities may be of any duration.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-8.
--------------------------------------------------------------------------------

                               Selection process

                               The subadviser combines "top down" and "bottom up" investment styles. The subadviser believes that actively allocating the fund's investments among sectors of the fixed income securities markets, as opposed to investing in any one sector, will better enable the fund to control risk while pursuing its objective of high current income.

                               The subadviser allocates its investment among the following three sectors of the fixed income securities market:

                                .A U.S. Government Sector, consisting primarily
                                 of securities of the U.S. government, its agencies and instrumentalities and related options, futures and repurchase agreements. The subadviser allocates at least 20% of the fund to the U.S. Government Sector;
                                .A High Yield Sector, consisting primarily of
                                 high yielding, lower-rated, high risk U.S. and foreign corporate fixed-income securities commonly called "junk bonds"; and
                                .An International Sector, consisting primarily
                                 of obligations of foreign governments, their agencies and instrumentalities, supranational entities, and foreign corporations, including issuers in emerging markets, and related options and futures.

                               The subadviser over- and underweights
                               investments in each sector depending on the subadviser's views on economic, interest rate and political trends. The subadviser utilizes proprietary techniques to evaluate opportunities presented by the various sectors.

                               In making sector allocations, the subadviser evaluates:

                                     .Economic trends   .Default trends
                                     .Political trends  .Interest rate forecasts
                                     .Current valuation

                               Specialists managing each sector then select individual securities within each sector that represent risk/return opportunities believed optimal. In selecting securities for investment, the subadviser looks for favorable yield, maturity, issue classification and quality characteristics.




Travelers Series Fund

Principal risks of investing in the fund

While investing in fixed income securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

..Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
..As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
..As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
..An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.
..The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index ("Lehman Brothers Index") and the Salomon Smith Barney Non-U.S. World Government Bond Index ("Salomon Index"), both of which are broad-based unmanaged indices. (The Lehman Brothers Index consists of a variety of domestically issued bonds. The Salomon Index consists of foreign government bonds.) Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 4.97% in 1st quarter 1995; Lowest: -3.34% in 3rd quarter 1998
Risk return bar chart

                           [CHART]

% Total Return

 1995   1996   1997   1998   1999    2000    2001   2002
------  -----  -----  -----  -----  ------  -----  ------
17.49%  8.14%  7.69%  0.67%  1.11%  -0.39%  4.23%   5.89%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                            Inception Date 1 year Five years Since inception
     Fund                      6/16/94      5.89%    2.27%        5.29%
     Lehman Brothers Index                 10.25%    7.55%        8.21%*
     Salomon Index                         21.99%    5.08%        5.70%**

 * Index comparison begins on 6/30/94 since index comparison is not available from the fund's inception date.
** Index comparison begins on 6/16/94.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Lehman Brothers Index and the Salomon Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                 Management fees                          0.75%
                 Distribution and service (12b-1) fees    None
                 Other expenses                           0.18%
                 Total annual fund operating expenses     0.93%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $95      $296      $515      $1,143

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective and
its principal investment strategies
and risks. This section provides
some additional information about
the funds' investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-related securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                      The fund may invest in mortgage-backed and asset-backed securities.
                                      Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
                                      Asset-backed securities represent participations in, or are secured by and pay-
                                      able from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
------------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------------------------------------------

                            Credit quality

                            If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                            Investment grade securities

                            Securities are investment grade if:

                            . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            . They have received a comparable short-term or other rating.
                            . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                            High yield, lower quality securities

                            The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                            aged and have difficulty servicing their debt, especially during prolonged eco-
                            nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-
                            ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.
-----------------------------------------------------------------------------------------------------------------

Foreign and emerging market The fund may invest in foreign securities.
investments
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's as-
                            sets.

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            Economic and Monetary Union (EMU) and the introduction of a single Euro-
                            pean currency (the Euro), which began on January 1, 1999, may increase un-
                            certainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------------------------------------

                        Sovereign government and supranational debt

                        The fund may invest in all types of fixed income securities of governmental is-
                        suers in all countries, including emerging markets. These sovereign debt secu-
                        rities may include:
                        . Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                        . Participations in loans between emerging market governments and financial institutions.
                        . Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.
                        . Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

                        . Brady Bonds.
                        . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                        . Fixed income securities issued by supranational entities such as the World
                          Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
------------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------------------------------

Securities lending  The fund may engage in securities lending to increase its net investment in-
                    come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
-----------------------------------------------------------------------------------------------------

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
-----------------------------------------------------------------------------------------------------

Portfolio turnover  The fund may engage in active and frequent trading to achieve its principal in-
                    vestment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
-----------------------------------------------------------------------------------------------------



Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 125 Broad Street, New York, New York 10004. TIA, an affiliate of SBFM, acts as investment manager to investment companies having aggregate assets of approximately $2.2 billion as of December 31, 2002.

Fees TIA receives from the fund for its services are as follows:

---------------------------------------------------------------------------------------
                                    Actual management fee
                                    paid for the fiscal year  Contractual management
                                    ended October 31, 2002    fee paid
                                    (as a percentage          (as a percentage
                                    of the fund's             of the fund's
Fund                                average daily net assets) average daily net assets)
---------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio           0.75%                     0.75%
---------------------------------------------------------------------------------------

The Portfolio Manager

The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                       Portfolio Manager                Business Experience

 Putnam Diversified Income  Core Fixed Income team of Putnam
 Portfolio                  Investment Management, LLC
                            One Post Office Square
                            Boston, MA 02109

                            David L. Waldman (since 1997)    Managing Director, Senior Portfolio
                                                             Manager and Director of fixed-
                                                             income quantitative research,
                                                             Putnam Investment Management,
                                                             LLC.

                            D. William Kohli (since 2002)    Managing Director, Putnam
                                                             Investment Management, LLC., since
                                                             1994.

                            Steven C. Peacher (since 2002)   Managing Director, Putnam
                                                             Investment Management, LLC., since
                                                             1990.
------------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadvisers

Putnam Investment Management LLC. Putnam has managed mutual funds since 1937. Putnam and its affiliates manage approximately $250.89 billion in assets as of December 31, 2002.



                                                          Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



                                                          Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                            Putnam Diversified Income

                                     2002    2001    2000    1999    1998
-----------------------------------------------------------------------------
Net asset value, beginning of year   $ 9.94  $10.31  $11.24  $11.70  $12.31
-----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(1)              1.14    0.93    0.93    0.91    0.57
 Net realized and unrealized loss(1)  (0.94)  (0.47)  (0.88)  (0.70)  (0.62)
-----------------------------------------------------------------------------
Total income (loss) from operations    0.20    0.46    0.05    0.21   (0.05)
-----------------------------------------------------------------------------
Less distributions from:
 Net investment income                (1.20)  (0.83)  (0.98)  (0.67)  (0.42)
 Net realized gains                      --      --      --      --   (0.14)
-----------------------------------------------------------------------------
Total distributions                   (1.20)  (0.83)  (0.98)  (0.67)  (0.56)
-----------------------------------------------------------------------------
Net asset value, end of year         $ 8.94   $9.94  $10.31  $11.24  $11.70
-----------------------------------------------------------------------------
Total return                           2.00%   4.60%   0.21%   1.80%  (0.65)%
-----------------------------------------------------------------------------
Net assets, end of year (millions)      $97    $128    $141    $156    $157
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.93%   0.90%   0.87%   0.83%   0.87%
 Net investment income(1)              8.24    8.83    7.78    7.85    7.48
-----------------------------------------------------------------------------
Portfolio turnover rate                 208%    150%    105%    118%    191%
-----------------------------------------------------------------------------

(1) In November 2000, the American Institute of Certified Public Accountants issued the revised Audit and Accounting Guide for Investment Companies which is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires the Putnam Diversified Income Portfolio to amortize premium and accrete all discounts on all fixed-income securities. If the Fund had not adopted this new requirement for the year ended October 31, 2002, the net investment income, net realized and unrealized loss and ratio of net investment income to average net assets would have been $1.16, ($0.96), and 8.42%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.



Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Putnam Diversified Income Portfolio

(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]



Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



TRAVELERS MANAGED INCOME PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents

Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.


                                                                         Page
-----------------------------------------------------------------------------

Investments, Risk and Performance.......................................    2

More on the Fund's Investments and Related Risks........................    5

Management..............................................................    9

Share Transactions......................................................   10

Share Price.............................................................   10

Dividends, Distributions and Taxes......................................   11

Financial Highlights....................................................   12
--------------------------------------------------------------------------------

Investments, Risks and Performance

Travelers Managed Income Portfolio


 Investment objective

 High current income consistent with prudent risk of capital.

 Principal investment strategies

 Key investments The fund invests primarily in U.S. corporate debt obligations and U.S. government securities, including mortgage and asset backed securities, but may also invest to a limited extent in foreign issuers.

 Credit Quality: The fund invests primarily in investment grade obligations. Up to 35% of the fund's assets may be invested in below investment grade obligations with no minimum rating.

 Duration: At least 65% of the fund's assets are invested in securities having durations of 10 years or less. The fund's average portfolio duration will vary between 2 to 5 years depending on the manager's outlook for interest rates.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-8.
--------------------------------------------------------------------------------

                               Selection process

                               The manager uses a three step "top down" investment approach to selecting investments for the fund by identifying undervalued sectors and individual securities. Specifically, the manager:

                               . Determines appropriate sector and maturity
                                 weightings based on the manager's intermediate and long-term assessments of broad economic and interest rate trends
                               . Uses fundamental research methods to identify
                                 undervalued sectors of the government and corporate debt markets and adjusts portfolio positions to take advantage of new information
                               . Analyzes yield maturity, issue classification
                                 and quality characteristics to identify
                                 individual securities that present what the manager considers the optimal balance of potential return and manageable risk




Travelers Series Fund

Principal risks of investing in the fund

While investing in debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

.. The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
.. Interest rates go up, causing the prices of debt securities in the fund to fall.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
.. The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began in 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Lehman Brothers Intermediate Government/Credit Bond Index ("Lehman Brothers Index"), formerly known as the Lehman Brothers Intermediate Government/Corporate Bond Index, a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. The Lehman Brothers Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 5.75% in 2nd quarter 1995; Lowest: -2.39% in 1st quarter 1996
Risk return bar chart

                      [CHART]

% Total Return

 1995   1996   1997   1998   1999   2000   2001   2002
------  -----  -----  -----  -----  -----  -----  -----
16.02%  2.93%  9.72%  5.07%  0.89%  7.89%  6.74%  2.19%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                               Inception Date 1 year Five years Since inception
 Fund                             6/16/94      2.19%    4.52%        5.95%
 Lehman Brothers Index                         9.84%    7.48%        7.64%*
* Index comparison begins on 6/30/94 since Index comparison is not available from the fund's inception date.
Comparative
performance

This table indicates the risk
of investing in the fund by comparing the average annual total return for the periods shown to that of the Lehman Brothers Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

Maximum sales charge on purchases                  None
Maximum deferred sales charge on redemptions       None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

 Management fees                                    0.65%
 Distribution and service (12b-1) fees              None
 Other expenses                                     0.04%
 Total annual fund operating expenses               0.69%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
  .
--------------------------------------------------------------------------------
 Example

 Number of years you owned
 your shares                    1 year   3 years   5 years   10 years
 Your costs would be            $70      $221      $384       $859

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.


Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------

The section entitled "Investments,    The fund may invest up to 35% of its
Risks and Performance" describes      total assets in non-investment grade
the fund's investment objectives      debt obligations, commonly known as
and its principal investment strat-   "junk bonds." The fund may also invest
egies and risks. This section pro-    up to 35% of its total assets in
vides some additional information     fixed-income obligations having
about the fund's investments and      durations longer than 10 years and
certain investment management         invest up to 25% of its assets in
techniques the fund may use. More     asset-backed and mortgage-backed
information about the fund's          securities, including CMOs.
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment
                                      policies, the fund may, to a limited
                                      extent, invest in fixed income
                                      securities. Fixed income investments
                                      include bonds, notes (including
                                      structured notes), mortgage-related
                                      securities, asset-backed secu-rities,
                                      convertible securities, Eurodollar and
                                      Yankee dollar instruments, pre-ferred
                                      stocks and money market instruments.
                                      Fixed income securities may be issued
                                      by U.S. and foreign corporations or
                                      entities; U.S. and foreign banks; the
                                      U.S. government, its agencies,
                                      authorities, instrumentalities or
                                      sponsored enter-prises; state and
                                      municipal governments; supranational
                                      organizations; and for-eign governments
                                      and their political subdivisions.

                                      Fixed income securities may have all
                                      types of interest rate payment and
                                      reset terms, including fixed rate,
                                      adjustable rate, zero coupon,
                                      contingent, deferred, payment in kind
                                      and auction rate features.

                                      The fund may invest in mortgage-backed
                                      and asset-backed securities.
                                      Mortgage-related securities may be
                                      issued by private companies or by
                                      agencies of the U.S. government and
                                      represent direct or indirect
                                      participations in, or are
                                      collateralized by and payable from,
                                      mortgage loans secured by real
                                      property. Asset-backed securities
                                      represent participations in, or are
                                      secured by and pay-able from, assets
                                      such as installment sales or loan
                                      contracts, leases, credit card
                                      receivables and other categories of
                                      receivables.
------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------

                    Credit quality

                    If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                    Investment grade securities

                    Securities are investment grade if:

                    . They are rated, respectively, in one of the top four
                      long-term rating categories of a nationally recognized statistical rating organization.
                    . They have received a comparable short-term or other
                      rating.
                    . They are unrated securities that the manager believes
                      are of comparable quality to investment grade
                      securities.
-----------------------------------------------------------------------------

                    High yield, lower quality securities

                    The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-aged and have difficulty servicing their debt, especially during prolonged eco-nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.
-----------------------------------------------------------------------------

Foreign investments The fund may invest in foreign securities.

                    Investments in securities of foreign entities and securities quoted or denomi-nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                    Economic and Monetary Union (EMU) and the introduction
                    of a single Euro-pean currency (the Euro), which began
                    on January 1, 1999, may increase un-certainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-ciated with EMU. Monetary and economic union on this scale has not been at-tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------

                        Sovereign government and supranational debt

                        The fund may invest in all types of fixed income securities of governmental is-suers in all countries, including emerging markets. These sovereign debt secu-rities may include:
                        . Fixed income securities issued or guaranteed by
                          governments, governmental agencies or
                          instrumentalities and political subdivisions
                          located in emerging market countries.
                        . Participations in loans between emerging market
                          governments and financial institutions.
                        . Fixed income securities issued by government owned,
                          controlled or sponsored entities located in
                          emerging market countries.
                        . Interests in entities organized and operated for
                          the purpose of restructuring the investment
                          characteristics of instruments issued by any of the above issuers.
                        . Brady Bonds.
                        . Fixed income securities issued by corporate
                          issuers, banks and finance companies located in emerging market countries.
                        . Fixed income securities issued by supranational
                          entities such as the World Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts,
techniques              such as futures and op-tions on securities,
                        securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse
                          changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-fore, using derivatives can disproportionately increase losses and reduce oppor-tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on
                        de-rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-rivatives can also make a fund less liquid and harder to value, especially in de-clining markets.
------------------------------------------------------------------------------



                                                          Travelers Series Fund

   --------------------------------------------------------------------------

   Securities lending  The fund may engage in securities lending to increase its net investment in-come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
   --------------------------------------------------------------------------

   Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
   --------------------------------------------------------------------------

   Portfolio turnover  The fund may engage in active and frequent trading to achieve its principal in-vestment strategies.
                       Frequent trading also increases transaction costs, which could detract from a fund's performance.
   --------------------------------------------------------------------------



Travelers Series Fund

Management

The managers

Travelers Asset Management International Company LLC (TAMIC) is the fund's manager. TAMIC selects investments for the funds.

Travelers Asset Management International Company, LLC

TAMIC is a wholly owned subsidiary of Citigroup and an affiliate of SBFM. TAMIC is the outside investment arm of Citigroup's insurance companies. It managed $13.7 billion in assets as of December 31, 2002, including institutional, pension, corporate and insurance company accounts. TAMIC is located at 242 Trumbull Street, Hartford, Connecticut 06115-0449. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated domestic insurance companies.

Fees TAMIC receives from the fund for its services are as follows:

--------------------------------------------------------------------------------------
                                   Actual management fee
                                   paid for the fiscal year  Contractual management
                                   ended October 31, 2002    fee paid
                                   (as a percentage          (as a percentage
                                   of the fund's             of the fund's
Fund                               average daily net assets) average daily net assets)
--------------------------------------------------------------------------------------
Travelers Managed Income Portfolio           0.65%                     0.65%
--------------------------------------------------------------------------------------

The Portfolio Manager

The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                      Portfolio Manager           Business Experience

 Travelers Managed Income  F. Denney Voss (since 1998) Senior Vice President and Chief
 Portfolio                 TAMIC                       Investment Officer, TAMIC.
                           399 Park Avenue
                           New York, New York 10043
--------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.



                                                          Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



                                                          Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                      Travelers Managed Income

                                            2002(1)   2001(1)  2000(1)  1999(1)  1998(1)
-----------------------------------------------------------------------------------------
Net asset value, beginning of year           $12.57    $11.58   $11.49   $11.65   $11.55
-----------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)                      0.56      0.71     0.76     0.65     0.72
 Net realized and unrealized gain (loss)(2)   (1.07)     0.83    (0.24)   (0.45)   (0.06)
-----------------------------------------------------------------------------------------
Total income (loss) from operations           (0.51)     1.54     0.52     0.20     0.66
-----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                        (0.63)    (0.55)   (0.43)   (0.29)   (0.54)
 Net realized gains                           (0.05)       --       --    (0.07)   (0.02)
-----------------------------------------------------------------------------------------
Total distributions                           (0.68)    (0.55)   (0.43)   (0.36)   (0.56)
-----------------------------------------------------------------------------------------
Net asset value, end of year                 $11.38    $12.57   $11.58   $11.49   $11.65
-----------------------------------------------------------------------------------------
Total return                                  (4.06)%   13.50%    4.55%    1.75%    5.71%
-----------------------------------------------------------------------------------------
Net assets, end of year (000s)              $   208   $   221  $   151  $   113  $    58
-----------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                      0.69%     0.68%    0.69%    0.76%    0.84%
 Net investment income(2)                      4.68      5.76     6.56     5.57     6.11
-----------------------------------------------------------------------------------------
Portfolio turnover rate                         177%      194%     181%     411%     327%
-----------------------------------------------------------------------------------------

(1)Per share amounts calculated using the monthly average shares method.
(2) In November 2000, the American Institute of Certified Public Accountants issued the revised Audit and Accounting Guide for Investment Companies which is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires the Travelers Managed Income Portfolio to amortize premium and accrete all discounts on all fixed-income securities. If the Fund had not adopted this new requirement for the year ended October 31, 2002, those amounts would have been $0.60, ($1.11) and 5.02% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.



Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the funds. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Travelers Managed Income Portfolio



(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]




Travelers Series Fund Inc.

Prospectus

February 28, 2003
As Revised April 30, 2003



SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.

                                                                            Page
--------------------------------------------------------------------------------

Investments, Risk and Performance..........................................    2

More on the Fund's Investments and Related Risks...........................    5

Management.................................................................    8

Share Transactions.........................................................    9

Share Price................................................................    9

Dividends, Distributions and Taxes.........................................   10

Financial Highlights.......................................................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Salomon Brothers Strategic Total Return Bond Portfolio


 Investment objectives

 Total Return

 Principal investment strategies

 Key investments The fund invests under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.

 Credit Quality: The fund invests in a globally diverse portfolio of fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds".

 Duration: The fund's average duration will generally vary from 3 to 7 years depending on the subadviser's outlook for interest rates. Individual securities may be of any maturity.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The subadviser uses a combination of a
                               "top-down" approach and quantitative models to create an optimal risk/return allocation of the fund's assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The subadviser then selects individual debt securities within each area on the basis of its views as to the values available in the marketplace.

                               In allocating investments among countries and asset classes, the subadviser evaluates the following:

                               . Currency, inflation     . Growth rate forecasts
                                 and interest rate       . Fiscal policies
                                 trends                  . Political outlook
                               . Proprietary risk
                                 measures
                               . Balance of payments
                                 status

                               In selecting individual debt securities, the subadviser evaluates the following:

                               . Yield                    . Issue classification
                               . Maturity                 . Credit quality
                               . Call or prepayment risk




Travelers Series Fund

Principal risks of investing in the fund

While investing in global debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

.. Debt securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
.. An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.
.. The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

The fund is NOT diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the J.P. Morgan Government Bond Index--Global Unhedged ("Morgan Index"), a daily, market capitalization weighted international fixed-income index consisting of 13 countries. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an Index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses. As of June 7, 2002, the fund's name was changed from the Salomon Brothers Strategic Bond Portfolio to the Salomon Brothers Strategic Total Return Bond Portfolio.

Quarterly returns: Highest: 7.65% in 3rd quarter 1996; Lowest: -5.35% in 3rd quarter 1998

Risk return bar chart

                                    [CHART]

% Total Return

 1995    1996   1997    1998     1999    2000    2001     2002
------  ------  -----  -------  -------  -----   -----   ------
20.09%  18.70%  7.41%  (1.54)%  (1.79)%  5.65%   6.47%    8.34%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.

--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                               Inception Date 1 year Five years Since inception
 Fund                             6/16/94      8.34%   3.34%         6.52%
 Morgan Index                                 19.37%   5.81%         6.57%*
* Index comparison begins on 6/16/94.

Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Morgan Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

Maximum sales charge on purchases                                      None
Maximum deferred sales charge on redemptions                           None

 Annual fund operating expenses (paid by the Fund as a % of net assets)
 Management fees                                                       0.80%
 Distribution and service (12b-1) fees                                 None
 Other expenses                                                        0.44%
 Total annual fund operating expenses                                  1.24%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned
 your shares                    1 year   3 years   5 years   10 years
 Your costs would be            $126     $393      $681      $1,500

The example assumes: . You invest $10,000 for the period show
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

-------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective and
its principal investment strategies
and risks. This section provides
some additional information about
the fund's investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
-------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment
                                      policies, the fund may, to a limited
                                      extent, invest in fixed income
                                      securities. Fixed income investments
                                      include bonds, notes (including
                                      structured notes), mortgage-related
                                      securities, asset-backed secu-rities,
                                      convertible securities, Eurodollar and
                                      Yankee dollar instruments, pre-ferred
                                      stocks and money market instruments.
                                      Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enter-prises; state and municipal governments; supranational organizations; and for-eign governments and their political subdivisions.

                                      Fixed income securities may have all
                                      types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

-------------------------------------------------------------------------------

                                      Credit quality

                                      If a security receives different
                                      ratings, the fund will treat the
                                      securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                                      Investment grade securities

                                      Securities are investment grade if:

                                      . They are rated, respectively, in one
                                        of the top four long-term rating
                                        categories of a nationally recognized
                                        statistical rating organization.
                                      . They have received a comparable
                                        short-term or other rating.
                                      . They are unrated securities that the
                                        manager believes are of comparable
                                        quality to investment grade securities.
-------------------------------------------------------------------------------



                                                          Travelers Series Fund

------------------------------------------------------------------------------

                            High yield, lower quality securities

                            The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-aged and have difficulty servicing their debt, especially
                            during prolonged eco-nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.
------------------------------------------------------------------------------

Foreign and emerging market The fund may invest in foreign securities.
investments
                            Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other re-strictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            Economic and Monetary Union (EMU) and the introduction of a single Euro-pean currency (the
                            Euro), which began on January 1, 1999, may increase un-certainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-ciated with EMU. Monetary and economic union on this scale has not been at-tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

                            Sovereign government and supranational debt

                            The fund may invest in all types of fixed income securities of governmental is-suers in all countries, including emerging markets. These sovereign debt secu-rities may include:
                            . Fixed income securities issued or guaranteed by
                              governments, governmental agencies or
                              instrumentalities and political subdivisions located in emerging market countries.
                            . Participations in loans between emerging market
                              governments and financial institutions.
                            . Fixed income securities issued by government
                              owned, controlled or sponsored entities located in emerging market countries.
                            . Interests in entities organized and operated
                              for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

------------------------------------------------------------------------------



Travelers Series Fund

 ------------------------------------------------------------------------------

                         . Brady Bonds.
                         . Fixed income securities issued by corporate
                           issuers, banks and finance companies located in emerging market countries.
                         . Fixed income securities issued by supranational
                           entities such as the World Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
 ------------------------------------------------------------------------------

 Derivatives and hedging The fund may, but need not, use derivative contracts,
 techniques              such as futures and op-tions on securities,
                         securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                         . To hedge against the economic impact of adverse
                           changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                         . As a substitute for buying or selling securities
                         . To enhance the fund's return

                         A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-fore, using derivatives can disproportionately increase losses and reduce oppor-tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on
                         de-rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-rivatives can also make a fund less liquid and harder to value, especially in de-clining markets.
 ------------------------------------------------------------------------------

 Securities lending      The fund may engage in securities lending to increase
                         its net investment in-come. The fund will only lend
                         securities if the loans are callable by the fund at
                         any time and the loans are continuously secured by
                         cash or liquid securities equal to no less than the
                         market value, determined daily, of the securities
                         loaned. The risks in lending securities consist of
                         possible delay in receiving additional collateral,
                         delay in recovery of securities when the loan is
                         called or possible loss of collateral should the
                         borrower fail financially.
 ------------------------------------------------------------------------------

 Defensive investing     The fund may depart from its principal investment
                         strategies in response to adverse market, economic or
                         political conditions by taking temporary defensive
                         positions in all types of money market and short-term
                         debt securities. If the fund takes a temporary
                         defensive position, it may be unable to achieve its
                         investment goal.
 ------------------------------------------------------------------------------

 Portfolio turnover      The fund may engage in active and frequent trading to
                         achieve its principal in-vestment strategies.
                         Frequent trading also increases transaction costs,
                         which could detract from the fund's performance.
 ------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 125 Broad Street, New York, New York 10004. TIA, an affiliate of SBFM, acts as investment manager to investment companies having aggregate assets of approximately $2.2 billion as of December 31, 2002.

Fees TIA receives from the fund for its services are as follows:

----------------------------------------------------------------------------------------------------------
                                                       Actual management fee
                                                       paid for the fiscal year  Contractual management
                                                       ended October 31, 2002    fee paid
                                                       (as a percentage          (as a percentage
                                                       of the fund's             of the fund's
Fund                                                   average daily net assets) average daily net assets)
----------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Total Return Bond Portfolio           0.80%                     0.80%
----------------------------------------------------------------------------------------------------------

The Portfolio Manager

 Fund                         Portfolio Manager                  Business Experience

 Salomon Brothers Strategic   Peter Wilby (since 2000)           Managing Director of SBAM and
 Total Return Bond Portfolio  Salomon Brothers Asset Management, Senior Portfolio Manager for other
                              Inc. (SBAM) and a team of          SBAM fixed income portfolios
                              portfolio managers
                              399 Park Avenue
                              New York, NY 10022

                              Beth A. Semmel                     Investment Officer; SBFM;
                              399 Park Avenue                    Managing Director, SBAM.
                              New York, New York 10022
---------------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

SBAM. SBAM is an affiliate of SBFM. SBAM manages approximately $29.741 billion in separate accounts, mutual funds, partnerships and variable annuities as of December 31, 2002.



Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                            Salomon Brothers Strategic Total Return Bond

                                            2002(1)  2001(1) 2000(1)  1999      1998
-----------------------------------------------------------------------------------------
Net asset value, beginning of year           $10.27   $9.89   $10.22   $10.97    $12.52
-----------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)                      0.51    0.58     0.81     0.75      0.84
 Net realized and unrealized gain (loss)(2)   (0.17)   0.48    (0.37)   (0.85)    (1.09)
-----------------------------------------------------------------------------------------
Total income (loss) from operations            0.34    1.06     0.44    (0.10)    (0.25)
-----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                        (0.48)  (0.68)   (0.77)   (0.65)    (0.66)
 Net realized gains                              --      --       --       --     (0.64)
-----------------------------------------------------------------------------------------
Total distributions                           (0.48)  (0.68)   (0.77)   (0.65)    (1.30)
-----------------------------------------------------------------------------------------
Net asset value, end of year                $ 10.13  $10.27  $  9.89  $ 10.22   $ 10.97
-----------------------------------------------------------------------------------------
Total return                                   3.36%  10.99%    4.34%   (0.96)%   (2.50)%
-----------------------------------------------------------------------------------------
Net assets, end of year (millions)              $21     $18      $20      $23       $28
-----------------------------------------------------------------------------------------
Ratios to average net assets:
 Net investment income(2)                      4.95%   5.69%    7.93%    6.43%     7.31%
 Interest expense                                --    0.08       --       --        --
 Other expenses                                1.24    1.15     0.98     1.13      1.03
 Total expenses                                1.24    1.23     0.98     1.13      1.03
-----------------------------------------------------------------------------------------
Portfolio turnover rate                         385%    448%      54%     135%      280%
-----------------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) In November 2000, the American Institute of Certified Public Accountants issued the revised Audit and Accounting Guide for Investment Companies which is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires the Salomon Brothers Strategic Total Return Bond Portfolio to amortize premium and accrete all discounts on all fixed-income securities. If the fund had not adopted this new requirement for the year ended October 31, 2002, those amounts would have been $0.52, ($0.18) and 5.04% for the net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

            Salomon Brothers Strategic Total Return Bond Portfolio


(Investment Company Act file no. 811-08372)
L-12410 4/03

                                        [GRAPHIC]

                                        Umbrella


Travelers Series Fund Inc.

Prospectus


February 28, 2003
As Revised April 30, 2003



VAN KAMPEN ENTERPRISE PORTFOLIO




  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

   Contents
Travelers Series Fund Inc. consists of 14 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 14 funds offers different levels of potential return and involves different levels of risk.

                                                              Page
             -----------------------------------------------------

             Investments, Risk and Performance...............    2

             More on the Fund's Investments and Related Risks    5

             Management......................................    8

             Share Transactions..............................    9

             Share Price.....................................    9

             Dividends, Distributions and Taxes..............   10

             Financial Highlights............................   11

--------------------------------------------------------------------------------

Investments, Risks and Performance

Van Kampen Enterprise Portfolio


 Investment objective

 Capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of growth companies.

 Additional investments For information on the fund's additional investments and related risks, please read pages 5-7.
--------------------------------------------------------------------------------

                               Selection process

                               The subadviser seeks growth opportunities by investing in any market capitalization range. The subadviser emphasizes growth companies but may also invest in companies in cyclical industries during periods when their securities appear attractive to the subadviser for capital appreciation.

                               The subadviser looks for companies with a combination of strong business fundamentals at an attractive valuation. These characteristics include:

                               . Established records of growth in sales
                               . Established records of growth in earnings
                               . Entering a growth cycle with the expectation
                                 that the stock of the company will increase in value

                               The subadviser may sell a security when it is advisable based on the following factors:

                               . Change in economic or market factors in
                                 general or within a particular industry
                               . Change in market trends or other factors
                                 affecting an individual security
                               . Changes in the relative market performance or
                                 appreciation possibilities of an individual security
                               . Other circumstances relating to the
                                 desirability of a given investment.




Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

..The U.S. stock market declines.
..An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock or industry.
..The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock or industry proves to be incorrect.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------



                                                          Travelers Series Fund

Fund Performance
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a market-value weighted index comprised of 500 widely held common stocks, and the Russell 1000 Growth Index ("Russell Index"). The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns: Highest: 25.03% in 4th quarter 1998; Lowest: -21.73% in 1st quarter 2001
Risk return bar chart

                        [CHART]

% Total Return

 1995    1996    1997    1998    1999     2000     2001     2002
------  ------  ------  ------  ------  -------  -------  -------
32.55%  23.04%  28.59%  25.12%  25.93%  -14.65%  -21.25%  -29.36%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.


--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

 Average annual total returns (for the periods ended December 31, 2002)

                       Inception Date 1 year  Five years Since inception
        Fund              6/16/94     -29.36%   -5.64%        5.54%
        S&P 500 Index                 -22.09%   -0.58%        9.73%*
        Russell Index                 -27.88%   -3.84%        7.74%*

* Index comparison begins on 6/16/94.
Comparative
performance

This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the S&P 500 Index and the Russell Index.
--------------------------------------------------------------------------------
 Fee Table

 Shareholder fees (paid directly into your investment)

               Maximum sales charge on purchases            None
               Maximum deferred sales charge on redemptions None

 Annual fund operating expenses (paid by the Fund as a % of net assets)

                  Management fees                         0.70%
                  Distribution and service (12b-1) fees   None
                  Other expenses                          0.06%
                  Total annual fund operating expenses    0.76%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
--------------------------------------------------------------------------------
 Example

 Number of years you owned your shares   1 year   3 years   5 years   10 years
         Your costs would be             $78      $243      $422       $942

The example assumes: . You invest $10,000 for the period shown
                   . You reinvest all distributions and dividends without a sales charge
                   . The fund's operating expenses remain the same
                   . Your investment has a 5% return each year
                   . Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.



Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques

------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective and
its principal investment strategies
and risks. This section provides
some additional information about
the fund's investments and certain
investment management tech-
niques the fund may use. More in-
formation about the fund's
investments and portfolio
management techniques, some of
which entail risk, is included in the
Statement of Additional In-
formation (SAI). To find out how to
obtain an SAI, please turn to the
back cover of this prospectus.
------------------------------------------------------------------------------------------------------------------------

Equity investments                    Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                      counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
------------------------------------------------------------------------------------------------------------------------

Fixed income investments              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-related securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

------------------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

-----------------------------------------------------------------------------------------------------------------

                            Credit quality

                            If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                            Investment grade securities

                            Securities are investment grade if:

                            . They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            . They have received a comparable short-term or other rating.
                            . They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------

Foreign and emerging market The fund may invest in foreign securities.
investments
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's as-
                            sets.

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            Economic and Monetary Union (EMU) and the introduction of a single Euro-
                            pean currency (the Euro), which began on January 1, 1999, may increase un-
                            certainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.


-----------------------------------------------------------------------------------------------------------------



Travelers Series Fund

------------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        . As a substitute for buying or selling securities
                        . To enhance the fund's return

                        A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make a fund less liquid and harder to value, especially in de-
                        clining markets.
------------------------------------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
------------------------------------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
------------------------------------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------------



                                                          Travelers Series Fund

Management

The manager

Travelers Investment Adviser Inc. (TIA) is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.

TIA is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 125 Broad Street, New York, New York 10004. TIA, an affiliate of SBFM, acts as investment manager to investment companies having aggregate assets of approximately $2.2 billion as of December 31, 2002.

Fees TIA receives from the fund for its services are as follows:

-----------------------------------------------------------------------------------
                                Actual management fee
                                paid for the fiscal year  Contractual management
                                ended October 31, 2002    fee paid
                                (as a percentage          (as a percentage
                                of the fund's             of the fund's
Fund                            average daily net assets) average daily net assets)
-----------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio           0.70%                     0.70%
-----------------------------------------------------------------------------------

The Portfolio Manager
The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager.

 Fund                   Portfolio Manager                   Business Experience
 Van Kampen Enterprise  Multi-Cap Growth team of Van Kampen
 Portfolio              Asset Management Inc.
                        Van Kampen Asset Management Inc.
                        1 Parkview Plaza
                        P.O. Box 5555
                        Oakbrook Terrace, IL 60181-5555

                        Jeff D. New (since inception)       Managing Director, Van Kampen
                        Van Kampen Asset Management Inc.    Asset Management.

                        Michael Davis                       Executive Director, Van Kampen
                        Van Kampen Asset Management Inc.    Asset Management.

                        Mary Jane Maly                      Executive Director
                        Van Kampen Asset Management Inc.

                        Sean Connor                         Vice President, Van Kampen Asset
                        Van Kampen Asset Management Inc.    Management.
--------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve



Travelers Series Fund
as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser

Van Kampen Asset Management Inc. Van Kampen Asset Management Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company. Van Kampen has more than $66 billion under management or supervision as of December 31, 2002.

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.



                                                          Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.



Travelers Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                                    Van Kampen Enterprise

                                         2002      2001      2000     1999    1998
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $ 11.81   $ 25.60   $25.52   $20.56  $19.89
-------------------------------------------------------------------------------------
Income (loss) operations:
 Net investment income (loss)               0.05      0.03    (0.06)    0.00*   0.06
 Net realized and unrealized gain (loss)   (2.42)    (9.05)    3.87     5.42    1.83
-------------------------------------------------------------------------------------
Total income (loss) from operations        (2.37)    (9.02)    3.81     5.42    1.89
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.04)    (0.00)*  (0.00)*  (0.07)  (0.05)
 Net realized gains                           --     (4.77)   (3.73)   (0.39)  (1.17)
-------------------------------------------------------------------------------------
Total distributions                        (0.04)    (4.77)   (3.73)   (0.46)  (1.22)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  9.40   $ 11.81   $25.60   $25.52  $20.56
-------------------------------------------------------------------------------------
Total return                              (20.07)%  (37.52)%  13.92%   26.48%   8.97%
-------------------------------------------------------------------------------------
Net assets, end of year (millions)          $100      $165     $331     $313    $249
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.76%     0.74%    0.72%    0.73%   0.73%
 Net investment income (loss)               0.30      0.18    (0.22)    0.01    0.35
-------------------------------------------------------------------------------------
Portfolio turnover rate                       87%      107%     117%     120%     68%
-------------------------------------------------------------------------------------

*  Amount represents less than $0.01 per share.



                                                          Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                        Van Kampen Enterprise Portfolio


(Investment Company Act file no. 811-08372)
L-12410 4/03